As filed with the Securities and Exchange Commission on April 23, 2010

Securities Act Registration No. 33-83548

Investment Company Act File No. 811-08748

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 26

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 27

WANGER ADVISORS TRUST

(Registrant)

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Telephone number: 312.634.9200

Charles P. McQuaid Wanger Advisors Trust 227 West Monroe Street, Suite 3000 Chicago, Illinois 60606	Peter T. Fariel Columbia Management Group, LLC One Financial Center Boston, Massachusetts 02111	Mary C. Moynihan K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006
(Agents for service)

It is proposed that this filing will become effective:

☐   immediately upon filing pursuant to rule 485(b)

☒   on April 30, 2010 pursuant to rule 485(b)

☐   60 days after filing pursuant to rule 485(a)(1)

☐   on              pursuant to rule 485(a)(1)

☐   75 days after filing pursuant to rule 485(a)(2)

☐   on              pursuant to rule 485(a)(2)

WANGER ADVISORS TRUST

Wanger International

Wanger USA

Wanger Select

Wanger International Select

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 30, 2010

to the Prospectuses dated May 1, 2010

As previously reported, on September 29, 2009, Bank of America, N.A. (“Bank of America”) agreed to sell to Ameriprise Financial, Inc. (“Ameriprise Financial”) certain parts of the asset management business of Columbia Management Group, LLC, including 100% of the Funds’ investment advisor (the “Transaction”). The Transaction is expected to close on or about May 1, 2010 (the “Closing”). In connection with the Closing, certain changes are expected to occur. These changes are reflected in the Funds’ prospectuses dated May 1, 2010 and are effective upon the Closing. Until the Closing, when this supplement automatically expires, the Funds’ prospectuses should be read as follows:

1.	The Advisor and the Administrator.

•	All references to Columbia Wanger Asset Management, LLC indicate Columbia Wanger Asset Management, L.P.

•	The first paragraph under the heading “Management of the Fund—Primary Service Providers” is:

The Advisor, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Bank of America Corporation (Bank of America). They currently provide key services to the Fund and certain other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

•	The first paragraph in the section entitled “Management of the Fund—Primary Service Providers—The Advisor” is:

The Advisor is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2010, the Advisor had assets under management of approximately $29 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for other institutional accounts.

•	The first paragraph in the section entitled “Management of the Fund—Primary Service Providers—The Administrator” is:

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Advisors, LLC (CMA) is the Fund’s sub-administrator (Sub Administrator), and the Administrator pays a fee for the services of the Sub-Administrator.

2.	The Distributor.

•	All references to Columbia Management Investment Distributors, Inc. indicate Columbia Management Distributors, Inc.

3.	The Transfer Agent.

•	All references to Columbia Management Investment Services Corp. indicate Columbia Management Services, Inc.

4.	Bank of America and its Affiliates.

•	All references to Ameriprise Financial indicate Bank of America.

5.	Certain Conflicts of Interest. The section entitled “Management of the Fund—Other Roles and Relationships of Ameriprise and its Affiliates—Certain Conflicts of Interest” is entitled “Management of the Fund—Other Roles and Relationships of Bank of America and its Affiliates— Certain Conflicts of Interest” and the text of the section is:

As described in Management of the Fund—Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/ dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

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•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services—Other Roles and Relationships of Bank of America and Affiliates—Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

6.	Certain Legal Matters. The text of the section entitled “Management of the Fund—Certain Legal Matters” is:

Columbia Wanger Asset Management, L.P. (CWAM), Columbia Acorn Trust (another mutual fund family advised by CWAM), and the trustees of Columbia Acorn Trust (collectively, the “Columbia defendants”) were named as defendants in class and derivative complaints that were consolidated in a Multi-District Action (the “MDL Action”) in the federal district court of Maryland. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The MDL Action is ongoing. However, all claims against Columbia Acorn Trust and the independent trustees of Columbia Acorn Trust have been dismissed.

Columbia Acorn Trust and CWAM are also defendants in a state court class action lawsuit that alleges, in summary, that Columbia Acorn Trust and CWAM exposed shareholders of Columbia Acorn International to trading by market timers by allegedly: (a) failing to properly evaluate daily whether a significant event affecting the value of the fund’s securities had occurred after foreign

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markets had closed but before the calculation of the fund’s net asset value (“NAV”); (b) failing to implement the fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the “Fair Valuation Lawsuit”). The United States Court of Appeals for the Seventh Circuit ruled that the plaintiffs’ state law claims were preempted under federal law, resulting in the dismissal of plaintiffs’ complaint. Plaintiffs appealed the Seventh Circuit’s ruling to the United States Supreme Court. The Supreme Court reversed the Seventh Circuit’s ruling on jurisdictional grounds and the case was remanded to the state court.

On March 21, 2005, a class action complaint was filed against Columbia Acorn Trust and CWAM seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the “CDSC Lawsuit”). In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys’ fees and costs. The case has been transferred to the MDL Action in the federal district court of Maryland.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL Action, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC and Fair Valuation Lawsuits. The settlement is subject to court approval. Columbia Acorn Trust and CWAM intend to defend these suits vigorously. CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

7.	Financial Intermediary Compensation. The second paragraph of the section entitled “About Fund Shares—Financial Intermediary Compensation” is:

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Shareholders should retain this Supplement for future reference.

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WANGER ADVISORS TRUST

Wanger International

Wanger USA

Wanger Select

Wanger International Select

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 30, 2010

to the Statement of Additional Information (“SAI”) dated May 1, 2010

As previously reported, on September 29, 2009, Bank of America, N.A. (“Bank of America”) agreed to sell to Ameriprise Financial, Inc. (“Ameriprise Financial”) certain parts of the asset management business of Columbia Management Group, LLC, including 100% of the Funds’ investment advisor (the “Transaction”). The Transaction is expected to close on or about May 1, 2010 (the “Closing”). In connection with the Closing, certain changes are expected to occur. These changes are reflected in the Funds’ SAI dated May 1, 2010 and are effective upon the Closing. Until the Closing, when this supplement automatically expires, the Funds’ SAIs should be read as follows:

1.	Bank of America and its Affiliates.

•	All references to Ameriprise Financial indicate Bank of America and/or Columbia Management Group, LLC, as the case may be. All references to Threadneedle International Limited are removed.

2.	The Columbia Funds.

•

All references to the Columbia Funds Complex, the Columbia Funds or the Columbia Funds Family indicate the mutual fund complex that is comprised of the open-end investment management companies advised by Columbia Wanger Asset Management, L.P. or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Form N-1A.

3.	The Advisor and the Administrator.

•	All references to Columbia Wanger Asset Management, LLC indicate Columbia Wanger Asset Management, L.P.

•	The text of the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES—The Advisor and Investment Advisory Services” is:

Columbia Wanger Asset Management, L.P. (CWAM) (named Wanger Asset Management, L.P. prior to September 29, 2000), serves as the investment advisor for the Funds, the series of Columbia Acorn Trust and other institutional accounts. The Advisor and its predecessor have managed mutual funds, including the Funds, since 1992. The Advisor is an indirect wholly owned subsidiary of Columbia Management, which in turn is an indirect wholly owned subsidiary of Bank of America. Prior to April 1, 2004, Columbia Management was a wholly owned subsidiary of FleetBoston Financial Corporation (Fleet). On April 1, 2004, Fleet was acquired by Bank of America.

On September 29, 2009, Bank of America, the indirect parent company of the Advisor, entered into an agreement to sell a portion of the asset management business of Columbia Management to Ameriprise Financial, Inc. The transaction (the Transaction) includes a 100% sale of the Advisor. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Under the 1940 Act, the closing of the Transaction will cause the current Advisory Agreement with the Advisor to terminate. In connection with the Transaction, the Board will be asked to consider and approve a new investment advisory agreement with the Advisor covering each Fund. If approved by the Board, the new investment advisory agreement with the Advisor will be submitted to Fund shareholders for approval.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board and, after an initial two year period, continues from year to year so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding voting securities of the Funds, and (2) a majority of the Independent Trustees who are not interested persons of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time, without penalty, by either the Trust or the Advisor, upon 60 days written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

A discussion of factors considered by the Board in approving the Investment Advisory Agreement can be found in the Trust’s semiannual reports for the period ended June 30, 2009.

The Advisor, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under the Investment Advisory Agreement. The Trust pays all compensation of the Independent Trustees.

Under the Investment Advisory Agreement, the Advisor provides the Funds with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund’s investment objective, program, and restrictions as provided in the Funds’ prospectuses and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. See Brokerage Allocation and Other Practices—General Brokerage Policy, Brokerage Transactions and Broker Selection.

Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

•	The first paragraph in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES—The Advisor and Investment Advisory Services—Advisory Fee Rates” is:

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Fees and Expenses—Annual Fund Operating Expenses in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

•	The last two paragraphs in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES—The Advisor and Investment Advisory Services—Advisory Fees Paid by the Funds” are deleted in their entirety.

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•	All references to Columbia Management Investment Advisers, LLC (“CMIA”) as the Funds’ sub-administrator indicate Columbia Management Advisors, LLC (“CMA”).

•	The first paragraph in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES—The Administrator— Services Provided” is:

Pursuant to the terms of the Administration Agreement, the Administrator provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of the Trust; (ii) supervising the preparation and filing of registration statements, notices, reports, tax returns and other documents; (iii) overseeing and assisting in the coordination of the performance of administrative and professional services rendered to the Funds by others, including the Funds’ securities lending agents; (iv) providing administrative office and data processing facilities; (v) developing and implementing procedures to monitor each Fund’s compliance with regulatory requirements and with each Fund’s investment policies and restrictions; (vi) providing for the services of employees of the Administrator who may be appointed as officers of the Trust; and (vii) providing services to shareholders of the Funds. The Administrative Agreement may be terminated by the Board or CWAM upon 60 days written notice. The Administrator has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at the Administrator’s expense. The Administrator retains responsibility for any services it delegates.

4.	The Distributor.

•	All references to Columbia Management Investment Distributors, Inc. indicate Columbia Management Distributors, Inc.

5.	The Transfer Agent.

•	All references to Columbia Management Investment Services Corp. indicate Columbia Management Services, Inc.

6.	Financial Intermediary Compensation. The third paragraph of the section entitled “BROKERAGE ALLOCATION AND OTHER PRACTICES—Additional Financial Intermediary Payments—Administrative and Marketing Support Payments” is:

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.15% and 0.50% on an annual basis for payments based on average net assets of the Columbia Wanger Funds attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

7.	Certain Conflicts of Interest. The section entitled “INVESTMENT ADVISORY AND OTHER SERVICES—Other Roles and Relationships of Ameriprise and its Affiliates—Certain Conflicts of Interest” is entitled “INVESTMENT ADVISORY AND OTHER SERVICES—Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest” and the text of the section is:

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund—Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

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In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company. Bank of America and its affiliates, including, for example Bank of America, National Association (BANA) (including its U.S. Trust, Bank of America Private Wealth Management division), Banc of America Securities LLC (BAS), Banc of America Investment Services, Inc. (BAI), Merrill Lynch & Co., Inc. (Merrill Lynch), Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S) and the First Republic division of Merrill Lynch Bank & Trust Co., are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts. The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including, for example, Columbia Management Advisors, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America

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affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services—The Advisor and Investment Advisory Services—Portfolio Manager(s)—The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts. Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services—The Advisor and Investment Advisory Services—Portfolio Manager(s)—The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits. Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

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Services Provided to Other Advised/Managed Accounts. Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting. Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services—Proxy Voting Policies and Procedures.

Certain Trading Activities. The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services—Codes of Ethics.

Affiliate Transactions. Subject to applicable legal and regulatory requirements, the Funds may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS or MLPF&S may sell securities to the Funds from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities. Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships

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Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments—Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds. The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates (including, for example, BANA, BAS, and affiliates of Merrill Lynch) have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options. Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI or MLPF&S, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management or the First Republic division of Merrill Lynch Bank & Trust Co., as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices—Additional Financial Intermediary Payments for more information.

8.	Officers of the Trust. The disclosure under the heading “FUND GOVERNANCE – The Officers” is:

The following table provides basic information about the officers of the Trust, other than Mr. McQuaid, as

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of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each officer is: c/o Columbia Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, except for Messrs. Clarke, Coleman, Connaughton and Fariel, whose address is Columbia Management Group, LLC, One Financial Center, Boston, MA 02111.

Officer Biographical Information

Name and Age at March 31, 2010	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years
Ben Andrews, 44	Vice President	2004	Portfolio manager and analyst, CWAM or its predecessors since 1998; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since 2004.

Michael G. Clarke, 40	Assistant Treasurer	2004	Senior Vice President and Chief Financial Officer of certain Columbia Funds since January 2009; Treasurer of certain Columbia Funds, June 2008- January 2009; Deputy Treasurer of certain Columbia Funds since June 2008; Chief Accounting Officer and Assistant Treasurer, the Columbia Funds, October 2004-May 2008; Director of Fund Administration, Columbia Management Advisors, LLC since January 2006; Managing Director of Columbia Management Advisors, LLC, September 2004-December 2005.

Jeffrey Coleman, 40	Assistant Treasurer	2006	Treasurer of certain Columbia Fund since June 2008; Director of Fund Administration, CWAM since January 2006; Fund Controller, CWAM, October 2004-January 2006.

P. Zachary Egan, 41	Vice President	2007	Director of International Research, CWAM since December 2004; Vice President, Columbia Acorn Trust since 2003 and Wanger Advisors Trust since 2007; portfolio manager and analyst, CWAM or its predecessors since 1999.

Peter T. Fariel, 52	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; prior thereto, Partner, Goodwin Procter LLP (law firm).

John Kunka, 39	Assistant Treasurer	2006	Director of Accounting and Operations, CWAM since May 2006; Manager of Mutual Fund Operations, Calamos Advisors, Inc. (investment advisor), September 2005-May 2006; prior thereto, Manager of Mutual Fund Administration, Van Kampen Investments.

Joseph C. LaPalm, 40	Vice President	2006	Chief Compliance Officer, CWAM since 2005; prior thereto, compliance officer, William Blair & Company (investment firm).

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Name and Age at March 31, 2010	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years
Bruce H. Lauer, 52	Vice President, Secretary and Treasurer	1995	Chief Operating Officer, CWAM or its predecessors since April 2000; Vice President, Treasurer and Secretary, Columbia Acorn Trust and Wanger Advisors Trust since 1995; Director, Wanger Investment Company PLC; Director, Banc of America Capital Management (Ireland) Ltd.; Director, Bank of America Global Liquidity Funds, PLC.

Louis J. Mendes III, 45	Vice President	2005	Portfolio manager and analyst, CWAM or its predecessors since 2001; Vice President, Columbia Acorn Trust since 2003 and Wanger Advisors Trust since 2005.

Robert A. Mohn, 48	Vice President	1997	Director of Domestic Research, CWAM or its predecessors since March 2004; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since 1997; portfolio manager and analyst, CWAM or its predecessors since 1992.

Christopher Olson, 45	Vice President	2001	Portfolio manager and analyst, CWAM or its predecessors since January 2001; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since 2001.

Robert P. Scales, 57	Chief Compliance Officer, Chief Legal Officer, Senior Vice President and General Counsel	2004	Chief Compliance Officer, Chief Legal Officer, Senior Vice President and General Counsel, Columbia Acorn Trust and Wanger Advisors Trust since 2004.

Linda Roth-Wiszowaty, 40	Assistant Secretary	2006	Business support analyst, CWAM since April 2007; prior thereto, executive administrator, CWAM or its predecessors, and executive assistant to the Chief Operating Officer, CWAM or its predecessors.

Shareholders should retain this Supplement for future reference.

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Prospectus

May 1, 2010

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger International Select

Ticker symbol

WAFFX

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Wanger International Select

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.94%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.55%
Total annual Fund operating expenses	1.49%
Fee waivers and/or expense reimbursements(a)	-0.04%
Net total annual Fund operating expenses	1.45%

(a)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.45% annually through April 30, 2011.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International Select	$148	$467	$809	$1,775

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $25 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $25 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $25 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Advisor), believes that stocks of companies with market capitalizations under $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

The Fund takes advantage of the Advisor’s research and stock-picking capabilities to invest in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time.

The Advisor typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Advisor believes is reasonable relative to the assets and earning power of the company.

The Advisor may sell a portfolio holding if the security reaches the Advisor’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Advisor believes other securities are more attractive. The Advisor also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Advisor at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	25.12%
Worst:	3rd quarter 2008:	-26.24%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, the Fund’s primary benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index and the Lipper Variable Underlying International Growth Funds Index. The S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. The MSCI EAFE Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index is provided to show how the Fund’s performance compares to a widely recognized broad based index of foreign market performance. The Lipper Underlying International Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	32.92%	7.36%	4.36%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)	38.60%	4.99%	5.59%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	31.78%	3.54%	1.17%
Lipper Variable Underlying International Growth Funds Index (reflects no deductions for taxes)	35.75%	4.45%	-1.51%

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Investment Advisor

Columbia Wanger Asset Management, LLC

Portfolio Manager

Christopher J. Olson, CFA

Manager. Service with the Fund since 2001.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as for Retirement Plans. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies or Retirement Plans. If you are the holder of a variable annuity contract or variable life insurance policy and/or a participant in a Retirement Plan, please refer to the prospectus that describes your annuity contract, life insurance policy and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a variable annuity contract or variable life insurance policy or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) - may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiafunds.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Advisor currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Advisor selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

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Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Advisor or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Advisor, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Advisor

The Advisor is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2010, the Advisor had assets under management of approximately $29 billion. The Advisor is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.94% of average daily net assets of the Fund.

The Board approved and recommended that shareholders approve a new investment advisory agreement with the Advisor in connection with the acquisition of the Advisor by Ameriprise Financial. Proxy materials have been submitted to shareholders, soliciting approval of the new investment advisory agreement. Until such time as shareholders vote to approve the new investment advisory agreement, the Advisor will provide services to the Fund pursuant to an interim advisory agreement. A discussion regarding the basis of the Board’s approval of the new investment advisory agreement is provided in the proxy statement and is expected to be available in the Fund’s semi-annual report to shareholders for the fiscal

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period ended June 30, 2010.

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Christopher J. Olson, CFA

Manager. Service with the Fund since 2001.

Portfolio Manager and Analyst of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001. Vice President of the Trust since 2001.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Advisor and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Advisor that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Advisor or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Advisor arising from the activities or holdings of other Columbia Funds or other clients or customers of the Advisor or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Advisor, for example, if an affiliated entity were in possession of non-public information, the Advisor might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Advisor and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Wanger Asset Management, LLC (formerly, Columbia Wanger Asset Management, L.P.) (Columbia WAM), Columbia Acorn Trust (another mutual fund family advised by Columbia WAM), and the trustees of Columbia Acorn Trust (collectively, the “Columbia defendants”) were named as defendants in class and derivative complaints that were consolidated in a Multi-District Action (the “MDL Action”) in the federal district court of Maryland. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The MDL Action is ongoing. However, all claims against Columbia Acorn Trust and the Independent Trustees of Columbia Acorn Trust have been dismissed.

Columbia Acorn Trust and Columbia WAM are also defendants in a state court class action lawsuit that alleges, in summary, that Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International to trading by market timers by allegedly: (a) failing to properly evaluate daily whether a significant event affecting the value of the fund’s securities had occurred after foreign markets had closed but before the calculation of the fund’s net asset value (“NAV”); (b) failing to implement the fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the “Fair Valuation Lawsuit”). The United States Court of Appeals for the Seventh Circuit ruled that the plaintiffs’ state law claims were preempted under federal law, resulting in the dismissal of plaintiffs’ complaint. Plaintiffs appealed the Seventh Circuit’s ruling to the United States Supreme Court. The Supreme Court reversed the Seventh Circuit’s ruling on jurisdictional grounds and the case was remanded to the state court.

On March 21, 2005, a class action complaint was filed against Columbia Acorn Trust and Columbia WAM seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the “CDSC Lawsuit”). In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys’ fees and costs. The case has been transferred to the MDL Action in the federal district court of Maryland.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC and Fair Valuation Lawsuits. The settlement is subject to court approval.

Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously. Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Fund Shares

Description of the Shares

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to owners of variable annuity contracts and variable life insurance policies and participants in Retirement Plans.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Ameriprise Financial.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds (including the Columbia Wanger Funds). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.10% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share. The Fund calculates the net asset value per share for the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

The Fund calculates its NAV as follows:

(Value of assets of the Fund)
NAV	=	—(Liabilities of the Fund)
Number of outstanding shares of the Fund

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Advisor offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Advisor at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies and/or Retirement Plan participants. When you sell your shares through your variable annuity contract, variable life insurance policy and/or Retirement Plan, the Fund is effectively buying them back from you. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

18

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds, including the Columbia Wanger Funds, or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

19

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are offered to you only through a variable annuity contract and/or variable life insurance policy of a participating insurance company or through a Retirement Plan. You should review the prospectus and other information provided to you by your participating insurance company or Retirement Plan administrator regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy or Retirement Plan.

If you own a variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, income and gain allocable to your contract or policy will be taxable currently to you.

In addition, if holders have an impermissible level of control over the investments underlying their contracts or policies, the advantageous tax treatment under the Code to separate accounts of participating insurance companies will no longer be available. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger International Select

	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$12.01		$28.07	$26.62	$19.63	$17.19
Income from Investment Operations:
Net investment income(a)	0.10		0.21	0.10	0.11	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	3.71		(10.31)	4.92	6.94	2.66
Total from Investment Operations	3.81		(10.10)	5.02	7.05	2.79
Less Distributions to Shareholders:
From net investment income	(0.40)		(0.09)	(0.21)	(0.06)	(0.35)
From net realized gains	—		(5.87)	(3.36)	—	—
Total Distributions to Shareholders	(0.40)		(5.96)	(3.57)	(0.06)	(0.35)
Net Asset Value, End of Period	$15.42		$12.01	$28.07	$26.62	$19.63
Total return(b)	32.92	%(c)	(44.35)%	21.78%	36.00%	16.43	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.45%		1.24%	1.18%	1.19%	1.32%
Net investment income(d)	0.75%		1.10%	0.37%	0.47%	0.76%
Waiver/Reimbusement	0.04%		—	—	—	0.00	%(e)
Portfolio turnover rate	62%		68%	69%	61%	48%
Net assets, end of period (000’s)	$31,454		$29,604	$73,485	$62,594	$44,026

(a)	Net investment income per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
(e)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger International Select

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.45%	3.55%	$10,355.00	$147.57
2	10.25%	1.49%	7.18%	$10,718.46	$157.00
3	15.76%	1.49%	10.95%	$11,094.68	$162.51
4	21.55%	1.49%	14.84%	$11,484.10	$168.21
5	27.63%	1.49%	18.87%	$11,887.19	$174.12
6	34.01%	1.49%	23.04%	$12,304.43	$180.23
7	40.71%	1.49%	27.36%	$12,736.32	$186.55
8	47.75%	1.49%	31.83%	$13,183.36	$193.10
9	55.13%	1.49%	36.46%	$13,646.10	$199.88
10	62.89%	1.49%	41.25%	$14,125.08	$206.90
Total Gain After Fees and Expenses				$4,125.08
Total Annual Fees and Expenses Paid					$1,776.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Wanger Family of Funds

Prospectus, May 1, 2010

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Advisor as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, the SAI and shareholder reports are not available at www.columbiafunds.com.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

© 2010 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

May 1, 2010

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger International

Ticker symbol

WSCAX

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger International

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees(a)	0.85%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.20%
Total annual Fund operating expenses	1.05%

(a)	The Advisor has contractually agreed to cap advisory fees for a two year period, effective April 30, 2010, at an annual rate equal to 0.83% of the Fund’s average daily net assets.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International	$107	$334	$579	$1,283

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Advisor), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Advisor typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Advisor believes is reasonable relative to the assets and earning power of the company.

The Advisor may sell a portfolio holding if the security reaches the Advisor’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Advisor believes other securities are more attractive. The Advisor also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

5

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Advisor at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During the Period

Best:	2nd quarter 2009:	32.13%
Worst:	3rd quarter 2002:	-23.49%

7

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, the Fund’s primary benchmark, the S&P Global Ex-U.S. SmallCap® Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index and the Lipper Variable Underlying International Core Funds Index. The S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. The S&P Global Ex-U.S. SmallCap® Index is an unmanaged index consisting of the bottom 20% of institutionally investable capital of developed and emerging countries, outside the United States. The performance of the S&P Global Ex-U.S. Small Cap® Index is provided to show how the Fund’s performance compares to foreign market performance with a similar geographic distribution and wider market cap range than the Fund’s primary benchmark. The MSCI EAFE Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index is provided to show how the Fund’s performance compares to a widely recognized broad based index of foreign market performance. The Lipper Variable Underlying International Core Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Core Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns	49.78%	9.58%	4.14%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	55.49%	8.16%	7.81%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	31.78%	3.54%	1.17%
S&P Global Ex-U.S. SmallCap® Index (reflects no deductions for fees, expenses or taxes)	56.84%	7.12%	6.98%
Lipper Variable Underlying International Core Funds Index (reflects no deductions for taxes)	28.37%	3.26%	-0.71%

8

Investment Advisor

Columbia Wanger Asset Management, LLC

Portfolio Managers

Louis J. Mendes, CFA

Co-manager. Service with the Fund since 2005.

Christopher J. Olson, CFA

Co-manager. Service with the Fund since 2001.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as for Retirement Plans. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies or Retirement Plans. If you are the holder of a variable annuity contract or variable life insurance policy and/or a participant in a Retirement Plan, please refer to the prospectus that describes your annuity contract, life insurance policy and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a variable annuity contract or variable life insurance policy or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiafunds.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

10

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Advisor currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Advisor selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

11

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Advisor or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees. Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606. For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Advisor, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Advisor

The Advisor is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2010, the Advisor had assets under management of approximately $29 billion. The Advisor is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.85% of average daily net assets of the Fund.

The Board approved and recommended that shareholders approve a new investment advisory agreement with the Advisor in connection with the acquisition of the Advisor by Ameriprise Financial. Proxy materials have been submitted to shareholders, soliciting approval of the new investment advisory agreement. Until such time as shareholders vote to approve the new investment advisory agreement, the Advisor will provide services to the Fund pursuant to an interim advisory agreement. A discussion regarding the basis of the Board’s approval of the new investment advisory agreement is provided in the proxy statement and is expected to be available in the Fund’s semi-annual report to shareholders for the fiscal

12

period ended June 30, 2010.

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Louis J. Mendes, CFA

Co-manager. Service with the Fund since 2005.

Portfolio Manager and Analyst of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001. Vice President of the Trust since 2005.

Christopher J. Olson, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager and Analyst of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001. Vice President of the Trust since 2001.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

13

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Advisor and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Advisor that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Advisor or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Advisor arising from the activities or holdings of other Columbia Funds or other clients or customers of the Advisor or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Advisor, for example, if an affiliated entity were in possession of non-public information, the Advisor might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Advisor and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Columbia Wanger Asset Management, LLC (formerly, Columbia Wanger Asset Management, L.P.) (Columbia WAM), Columbia Acorn Trust (another mutual fund family advised by Columbia WAM), and the trustees of Columbia Acorn Trust (collectively, the “Columbia defendants”) were named as defendants in class and derivative complaints that were consolidated in a Multi-District Action (the “MDL Action”) in the federal district court of Maryland. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The MDL Action is ongoing. However, all claims against Columbia Acorn Trust and the Independent Trustees of Columbia Acorn Trust have been dismissed.

Columbia Acorn Trust and Columbia WAM are also defendants in a state court class action lawsuit that alleges, in summary, that Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International to trading by market timers by allegedly: (a) failing to properly evaluate daily whether a significant event affecting the value of the fund’s securities had occurred after foreign markets had closed but before the calculation of the fund’s net asset value (“NAV”); (b) failing to implement the fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the “Fair Valuation Lawsuit”). The United States Court of Appeals for the Seventh Circuit ruled that the plaintiffs’ state law claims were preempted under federal law, resulting in the dismissal of plaintiffs’ complaint. Plaintiffs appealed the Seventh Circuit’s ruling to the United States Supreme Court. The Supreme Court reversed the Seventh Circuit’s ruling on jurisdictional grounds and the case was remanded to the state court.

On March 21, 2005, a class action complaint was filed against Columbia Acorn Trust and Columbia WAM seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the “CDSC Lawsuit”). In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys’ fees and costs. The case has been transferred to the MDL Action in the federal district court of Maryland.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC and Fair Valuation Lawsuits. The settlement is subject to court approval.

Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously. Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

About Fund Shares

Description of the Shares

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to owners of variable annuity contracts and variable life insurance policies and participants in Retirement Plans.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Ameriprise Financial.

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Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds (including the Columbia Wanger Funds). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.10% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share. The Fund calculates the net asset value per share for the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

The Fund calculates its NAV as follows:

(Value of assets of the Fund)
NAV =	—(Liabilities of the Fund)
Number of outstanding shares of the Fund

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Advisor offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Advisor at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies and/or Retirement Plan participants. When you sell your shares through your variable annuity contract, variable life insurance policy and/or Retirement Plan, the Fund is effectively buying them back from you. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

19

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds, including the Columbia Wanger Funds, or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

20

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are offered to you only through a variable annuity contract and/or variable life insurance policy of a participating insurance company or through a Retirement Plan. You should review the prospectus and other information provided to you by your participating insurance company or Retirement Plan administrator regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy or Retirement Plan.

If you own a variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, income and gain allocable to your contract or policy will be taxable currently to you.

In addition, if holders have an impermissible level of control over the investments underlying their contracts or policies, the advantageous tax treatment under the Code to separate accounts of participating insurance companies will no longer be available. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger International

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006		Year Ended December 31, 2005
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$20.69	$44.04	$41.77	$30.63		$25.46
Income from Investment Operations:
Net investment income(a)	0.30	0.52	0.37	0.29		0.25
Net realized and unrealized gain (loss) on investments and foreign currency	9.61	(18.37)	5.80	11.04		5.20
Total from Investment Operations	9.91	(17.85)	6.17	11.33		5.45
Less Distributions to Shareholders:
From net investment income	(0.93)	(0.34)	(0.39)	(0.19)		(0.28)
From net realized gains	—	(5.16)	(3.51)	—		—
Total Distributions to Shareholders	(0.93)	(5.50)	(3.90)	(0.19)		(0.28)
Increase from regulatory settlements	0.01	—	—	—		—
Net Asset Value, End of Period	$29.68	$20.69	$44.04	$41.77		$30.63
Total Return(b)	49.78%	(45.60)%	16.31%	37.16%		21.53	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(d)	1.05%	1.02%	0.99%	1.01%		1.13%
Interest expense	—	—	—	0.00	%(e)	—
Net expenses(d)	1.05%	1.02%	0.99%	1.01%		1.13%
Net investment income(d)	1.23%	1.67%	0.87%	0.81%		0.92%
Waiver/Reimbursement	—	—	—	—		0.02%
Portfolio turnover rate	37%	36%	35%	41%		24%
Net assets, end of period (000’s)	$1,442,428	$972,860	$1,693,374	$1,480,123		$973,257

(a)	Net investment income per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions are reinvested.
(c)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
(e)	Rounds to less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger International

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.05%	3.95%	$10,395.00	$107.07
2	10.25%	1.05%	8.06%	$10,805.60	$111.30
3	15.76%	1.05%	12.32%	$11,232.42	$115.70
4	21.55%	1.05%	16.76%	$11,676.10	$120.27
5	27.63%	1.05%	21.37%	$12,137.31	$125.02
6	34.01%	1.05%	26.17%	$12,616.73	$129.96
7	40.71%	1.05%	31.15%	$13,115.10	$135.09
8	47.75%	1.05%	36.33%	$13,633.14	$140.43
9	55.13%	1.05%	41.72%	$14,171.65	$145.98
10	62.89%	1.05%	47.31%	$14,731.43	$151.74
Total Gain After Fees and Expenses				$4,731.43
Total Annual Fees and Expenses Paid					$1,282.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Wanger Family of Funds

Prospectus, May 1, 2010

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Advisor as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, the SAI and shareholder reports are not available at www.columbiafunds.com.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

© 2010 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

May 1, 2010

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger Select

Ticker symbol

WATWX

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger Select

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.15%
Total annual Fund operating expenses(a)	0.95%

(a)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.35% annually through April 30, 2011.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select	$97	$303	$525	$1,166

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $20 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Advisor), believes that stocks of companies with market capitalizations under $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).

The Fund takes advantage of the Advisor’s research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Advisor believes is reasonable relative to the assets and earning power of the company.

The Advisor may sell a portfolio holding if the security reaches the Advisor’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Advisor believes other securities are more attractive. The Advisor also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Advisor at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	27.72%
Worst:	4th quarter 2008:	-29.52%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the S&P MidCap 400® Index, the Fund’s primary benchmark, the S&P 500® Index and the Lipper Variable Underlying Mid-Cap Growth Funds Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Lipper Variable Underlying Mid-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Mid-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	66.19%	4.14%	7.74%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)	37.38%	3.27%	6.36%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Lipper Variable Underlying Mid-Cap Growth Funds Index (reflects no deductions for taxes)	45.97%	2.52%	-1.22%

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Investment Advisor

Columbia Wanger Asset Management, LLC

Portfolio Manager

Ben Andrews

Manager. Service with the Fund since 2004.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as for Retirement Plans. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies or Retirement Plans. If you are the holder of a variable annuity contract or variable life insurance policy and/or a participant in a Retirement Plan, please refer to the prospectus that describes your annuity contract, life insurance policy and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a variable annuity contract or variable life insurance policy or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiafunds.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Advisor currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Advisor selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

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Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Advisor or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Advisor, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Advisor

The Advisor is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2010, the Advisor had assets under management of approximately $29 billion. The Advisor is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.80% of average daily net assets of the Fund.

The Board approved and recommended that shareholders approve a new investment advisory agreement with the Advisor in connection with the acquisition of the Advisor by Ameriprise Financial. Proxy materials have been submitted to shareholders, soliciting approval of the new investment advisory agreement. Until such time as shareholders vote to approve the new investment advisory agreement, the Advisor will provide services to the Fund pursuant to an interim advisory agreement. A discussion regarding the basis of the Board’s approval of the new investment advisory agreement is provided in the proxy statement and is expected to be available in the Fund’s semi-annual report to shareholders for the fiscal

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period ended June 30, 2010.

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Ben Andrews

Manager. Service with the Fund since 2004.

Portfolio Manager and Analyst of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1998. Vice President of the Trust since 2004.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Advisor and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Advisor that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Advisor or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Advisor arising from the activities or holdings of other Columbia Funds or other clients or customers of the Advisor or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Advisor, for example, if an affiliated entity were in possession of non-public information, the Advisor might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Advisor and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Certain Legal Matters

Columbia Wanger Asset Management, LLC (formerly, Columbia Wanger Asset Management, L.P.) (Columbia WAM), Columbia Acorn Trust (another mutual fund family advised by Columbia WAM), and the trustees of Columbia Acorn Trust (collectively, the “Columbia defendants”) were named as defendants in class and derivative complaints that were consolidated in a Multi-District Action (the “MDL Action”) in the federal district court of Maryland. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The MDL Action is ongoing. However, all claims against Columbia Acorn Trust and the Independent Trustees of Columbia Acorn Trust have been dismissed.

Columbia Acorn Trust and Columbia WAM are also defendants in a state court class action lawsuit that alleges, in summary, that Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International to trading by market timers by allegedly: (a) failing to properly evaluate daily whether a significant event affecting the value of the fund’s securities had occurred after foreign markets had closed but before the calculation of the fund’s net asset value (“NAV”); (b) failing to implement the fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the “Fair Valuation Lawsuit”). The United States Court of Appeals for the Seventh Circuit ruled that the plaintiffs’ state law claims were preempted under federal law, resulting in the dismissal of plaintiffs’ complaint. Plaintiffs appealed the Seventh Circuit’s ruling to the United States Supreme Court. The Supreme Court reversed the Seventh Circuit’s ruling on jurisdictional grounds and the case was remanded to the state court.

On March 21, 2005, a class action complaint was filed against Columbia Acorn Trust and Columbia WAM seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the “CDSC Lawsuit”). In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys’ fees and costs. The case has been transferred to the MDL Action in the federal district court of Maryland.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC and Fair Valuation Lawsuits. The settlement is subject to court approval.

Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously. Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Fund Shares

Description of the Shares

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to owners of variable annuity contracts and variable life insurance policies and participants in Retirement Plans.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Ameriprise Financial.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds (including the Columbia Wanger Funds). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.10% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share. The Fund calculates the net asset value per share for the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

The Fund calculates its NAV as follows:

(Value of assets of the Fund)
NAV =	—(Liabilities of the Fund)
Number of outstanding shares of the Fund

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Advisor offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Advisor at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies and/or Retirement Plan participants. When you sell your shares through your variable annuity contract, variable life insurance policy and/or Retirement Plan, the Fund is effectively buying them back from you. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

18

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds, including the Columbia Wanger Funds, or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

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Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are offered to you only through a variable annuity contract and/or variable life insurance policy of a participating insurance company or through a Retirement Plan. You should review the prospectus and other information provided to you by your participating insurance company or Retirement Plan administrator regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy or Retirement Plan.

If you own a variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, income and gain allocable to your contract or policy will be taxable currently to you.

In addition, if holders have an impermissible level of control over the investments underlying their contracts or policies, the advantageous tax treatment under the Code to separate accounts of participating insurance companies will no longer be available. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger Select

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$13.87	$28.08	$26.15	$22.66	$22.11
Income from Investment Operations:
Net investment loss(a)	(0.08)	(0.10)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	9.26	(13.38)	2.47	4.38	2.12
Total from Investment Operations	9.18	(13.48)	2.43	4.33	2.08
Less Distributions to Shareholders:
From net investment income	—	—	—	(0.09)	—
From net realized gains	—	(0.73)	(0.50)	(0.75)	(1.53)
Total Distributions to Shareholders	—	(0.73)	(0.50)	(0.84)	(1.53)
Net Asset Value, End of Period	$23.05	$13.87	$28.08	$26.15	$22.66
Total Return(b)	66.19%	(49.06)%	9.39%	19.70%	10.49	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.95%	0.91%	0.90%	0.94%	0.96%
Net investment loss(d)	(0.44)%	(0.45)%	(0.15)%	(0.20)%	(0.20)%
Waiver/Reimbursement	—	—	—	—	0.02%
Portfolio turnover rate	35%	36%	15%	21%	26%
Net assets, end of period (000’s)	$270,368	$156,588	$316,380	$175,346	$102,674

(a)	Net investment loss per share was based upon the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger Select

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	0.95%	8.26%	$10,826.40	$100.85
3	15.76%	0.95%	12.65%	$11,264.87	$104.93
4	21.55%	0.95%	17.21%	$11,721.10	$109.18
5	27.63%	0.95%	21.96%	$12,195.80	$113.61
6	34.01%	0.95%	26.90%	$12,689.73	$118.21
7	40.71%	0.95%	32.04%	$13,203.67	$122.99
8	47.75%	0.95%	37.38%	$13,738.42	$127.97
9	55.13%	0.95%	42.95%	$14,294.82	$133.16
10	62.89%	0.95%	48.74%	$14,873.76	$138.55
Total Gain After Fees and Expenses				$4,873.76
Total Annual Fees and Expenses Paid					$1,166.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Wanger Family of Funds

Prospectus, May 1, 2010

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Advisor as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, the SAI and shareholder reports are not available at www.columbiafunds.com.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

© 2010 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

May 1, 2010

Columbia Wanger Family of Funds

Managed By Columbia Wanger Asset Management, LLC

Wanger USA

Ticker symbol

WUSAX

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Wanger USA

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or retirement arrangement (Retirement Plan), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases, as a % of offering price	NONE
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees(a)	0.86%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.12%
Total annual Fund operating expenses	0.98%

(a)	The Advisor has contractually agreed to cap advisory fees for a two year period, effective April 30, 2010, at an annual rate equal to 0.85% of the Fund’s average daily net assets.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or qualified plan or Retirement Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger USA	$100	$312	$542	$1,201

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund’s investment advisor (the Advisor), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Advisor typically seeks companies with:

•	A strong business franchise that offers growth potential.

•	Products and services that give the company a competitive advantage.

•	A stock price the Advisor believes is reasonable relative to the assets and earning power of the company.

The Advisor may sell a portfolio holding if the security reaches the Advisor’s price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Advisor believes other securities are more attractive. The Advisor also may sell a portfolio holding to fund redemptions.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

5

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Advisor at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	22.90%
Worst:	4th quarter 2008:	-27.74%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 2000 Index, the Fund’s primary benchmark, and the Lipper Variable Underlying Small-Cap Growth Funds Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Lipper Variable Underlying Small-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Small-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

	1 year	5 years	10 years
Returns before taxes	42.23%	1.65%	4.58%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	27.17%	0.51%	3.51%
Lipper Variable Underlying Small-Cap Growth Funds Index (reflects no deductions for taxes)	38.72%	1.55%	0.38%

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Investment Advisor

Columbia Wanger Asset Management, LLC

Portfolio Manager

Robert A. Mohn, CFA

Manager. Service with the Fund since 1995.

Purchase and Sale of Fund Shares

The Fund is an underlying investment vehicle for certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as for Retirement Plans. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies or Retirement Plans. If you are the holder of a variable annuity contract or variable life insurance policy and/or a participant in a Retirement Plan, please refer to the prospectus that describes your annuity contract, life insurance policy and/or Retirement Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies and Retirement Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a variable annuity contract or variable life insurance policy or a participant in a Retirement Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Retirement Plan regarding the federal income taxation of your contract, policy and/or plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Wanger Asset Management, LLC, Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners and the interests of qualified plans may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset. For these purposes, the Fund determines the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

The Fund discloses its portfolio holdings on the Columbia Funds website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed at www.columbiafunds.com, approximately 30 calendar days after each month-end. The top 15 holdings are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, and the portfolio holdings information available on the website may not always be current.

A more detailed description of the Fund’s policies and procedures governing disclosure of portfolio information is available in the SAI, which is available by calling 888.492.6437.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. The Advisor currently expects that substantially all of the Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

Use of Benchmarks

Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Advisor selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund’s holdings will differ from those of its benchmarks. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.

9

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees. More than 75% of the Fund’s Trustees are independent (Independent Trustees), meaning that they have no affiliation with the Advisor or its affiliates apart from their positions as Trustees and the personal investments they may have made as private individuals. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund’s officers to establish the Fund’s policies and oversee its activities. Among the Trustees’ responsibilities are: selecting the investment advisor for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.

Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust’s By-Laws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Any Trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information about the Board of Trustees, please refer to the SAI.

Primary Service Providers

The Advisor, who also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They currently provide key services to the Fund and various other funds, including the RiverSource family of funds and the Columbia family of funds (collectively, the Columbia Funds), and are paid for providing these services. These service relationships are described below.

Ameriprise Financial is a financial planning and financial services company that has offered investment management and insurance products for more than 110 years.

The Advisor

The Advisor is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2010, the Advisor had assets under management of approximately $29 billion. The Advisor is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for other institutional accounts.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.86% of average daily net assets of the Fund.

The Board approved and recommended that shareholders approve a new investment advisory agreement with the Advisor in connection with the acquisition of the Advisor by Ameriprise Financial. Proxy materials have been submitted to shareholders, soliciting approval of the new investment advisory agreement. Until such time as shareholders vote to approve the new investment advisory agreement, the Advisor will provide services to the Fund pursuant to an interim advisory agreement. A discussion regarding the basis of the Board’s approval of the new investment advisory agreement is provided in the proxy statement and is expected to be available in the Fund’s semi-annual report to shareholders for the fiscal

10

period ended June 30, 2010.

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Robert A. Mohn, CFA

Manager. Service with the Fund since 1995.

Portfolio Manager and Director of Domestic Research of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1992. Vice President of the Trust since 1997.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), a wholly owned subsidiary of Ameriprise Financial, is the Fund’s sub-administrator (Sub-Administrator). The Administrator pays a fee for the services of the Sub-Administrator.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) as the Fund’s sub-transfer agent to provide various services. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including: insurance, broker/dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.

Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:

•

the Advisor and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and other Columbia Funds and the sale of their shares;

•

there may be competition for limited investment opportunities that must be allocated among the Fund and other clients and customers of the Advisor that may have the same or similar investment objectives as the Fund;

•

management of the Fund may diverge from other Columbia Funds or other clients and customers of the Advisor or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;

•

there may be regulatory or investment restrictions imposed on the investment activities of the Advisor arising from the activities or holdings of other Columbia Funds or other clients or customers of the Advisor or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments that may be made by affiliated entities;

•	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;

•

there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Advisor, for example, if an affiliated entity were in possession of non-public information, the Advisor might be prohibited by law from using that information in connection with the management of the Fund; and

•

insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund’s shares.

The Advisor and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Certain Legal Matters

Columbia Wanger Asset Management, LLC (formerly, Columbia Wanger Asset Management, L.P.) (Columbia WAM), Columbia Acorn Trust (another mutual fund family advised by Columbia WAM), and the trustees of Columbia Acorn Trust (collectively, the “Columbia defendants”) were named as defendants in class and derivative complaints that were consolidated in a Multi-District Action (the “MDL Action”) in the federal district court of Maryland. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The MDL Action is ongoing. However, all claims against Columbia Acorn Trust and the Independent Trustees of Columbia Acorn Trust have been dismissed.

Columbia Acorn Trust and Columbia WAM are also defendants in a state court class action lawsuit that alleges, in summary, that Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International to trading by market timers by allegedly: (a) failing to properly evaluate daily whether a significant event affecting the value of the fund’s securities had occurred after foreign markets had closed but before the calculation of the fund’s net asset value (“NAV”); (b) failing to implement the fund’s portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the “Fair Valuation Lawsuit”). The United States Court of Appeals for the Seventh Circuit ruled that the plaintiffs’ state law claims were preempted under federal law, resulting in the dismissal of plaintiffs’ complaint. Plaintiffs appealed the Seventh Circuit’s ruling to the United States Supreme Court. The Supreme Court reversed the Seventh Circuit’s ruling on jurisdictional grounds and the case was remanded to the state court.

On March 21, 2005, a class action complaint was filed against Columbia Acorn Trust and Columbia WAM seeking to rescind the CDSC assessed upon redemption of Class B shares of the Columbia Acorn Funds (the “CDSC Lawsuit”). In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys’ fees and costs. The case has been transferred to the MDL Action in the federal district court of Maryland.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL Action, including the Columbia family of funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL Action described above, including the CDSC and Fair Valuation Lawsuits. The settlement is subject to court approval.

Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously. Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Fund Shares

Description of the Shares

Share Class Features

The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to owners of variable annuity contracts and variable life insurance policies and participants in Retirement Plans.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Ameriprise Financial.

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Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds (including the Columbia Wanger Funds). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.10% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share. The Fund calculates the net asset value per share for the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

The Fund calculates its NAV as follows:

(Value of assets of the Fund)
NAV =	—(Liabilities of the Fund)
Number of outstanding shares of the Fund

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service that employs a systematic methodology to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

16

Shareholder Information

The Fund and the other Columbia Wanger Funds are available to owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, as described below. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.

Depending on the context, references to “you” or “your” in this prospectus refer either to (i) the holder of a variable annuity contract, holder of a variable life insurance policy or participant in a Retirement Plan or (ii) the insurance company that issues the contract or policy or the Retirement Plan itself. Throughout this prospectus, references to a Fund “shareholder” or to “buying,” “selling,” “holding,” “owning,” or “transferring” Fund shares refer only to the insurance company investing in the Fund through a separate account or to the Retirement Plan itself, and not to a holder of a contract or policy or participant in a Retirement Plan.

The Fund is available to the following types of Retirement Plans:

•	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;

•	an annuity plan described in section 403(a) of the Code;

•	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;

•	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and

•	a plan described in section 501(c)(18) of the Code.

A Retirement Plan must be established before shares of the Fund can be purchased by the Retirement Plan. Neither the Fund nor the Advisor offers prototypes of such Plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Retirement Plan fiduciary rather than Retirement Plan participants. A Retirement Plan may call the Advisor at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts, variable life insurance policies and/or Retirement Plan participants. When you sell your shares through your variable annuity contract, variable life insurance policy and/or Retirement Plan, the Fund is effectively buying them back from you. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Retirement Plan are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company or Retirement Plan, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

17

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds, including the Columbia Wanger Funds, or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

18

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

The Fund invests significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

19

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want your distributions to be paid in cash.

20

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are offered to you only through a variable annuity contract and/or variable life insurance policy of a participating insurance company or through a Retirement Plan. You should review the prospectus and other information provided to you by your participating insurance company or Retirement Plan administrator regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy or Retirement Plan.

If you own a variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, income and gain allocable to your contract or policy will be taxable currently to you.

In addition, if holders have an impermissible level of control over the investments underlying their contracts or policies, the advantageous tax treatment under the Code to separate accounts of participating insurance companies will no longer be available. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

21

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. You can request a free annual report containing those financial statements by calling 888.4.WANGER (888.492.6437).

Wanger USA

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005
Selected data for a share outstanding throughout each period
Net Asset Value, Beginning of Period	$19.30	$36.26	$36.36		$34.90		$31.37
Income from Investment Operations:
Net investment income (loss)(a)	(0.06)	(0.07)	(0.05	)(b)	(0.02)		0.09
Net realized and unrealized gain (loss) on investments	8.21	(13.16)	1.91		2.71		3.44
Total from Investment Operations	8.15	(13.23)	1.86		2.69		3.53
Less Distributions to Shareholders:
From net investment income	—	—	—		(0.08)		—
From net realized gains	—	(3.73)	(1.96)		(1.15)		—
Total Distributions to Shareholders	—	(3.73)	(1.96)		(1.23)		—
Net Asset Value, End of Period	$27.45	$19.30	$36.26		$36.36		$34.90
Total return(c)	42.23%	(39.68)%	5.39%		7.87%		11.25	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)	0.98%	0.96%	0.95%		0.95%		0.95%
Interest expense	—	—	—		0.00	%(f)	—
Net expense(e)	0.98%	0.96%	0.95%		0.95%		0.95%
Net investment income (loss)(e)	(0.29)%	(0.26)%	(0.15)%		(0.07)%		0.29%
Waiver/Reimbursement	—	—	—		—		0.00	%(f)
Portfolio turnover rate	30%	22%	27%		19%		11%
Net assets, end of period (000’s)	$1,277,154	$952,249	$1,688,040		$1,608,340		$1,493,695

(a)	Net investment income (loss) per share was based upon the average shares outstanding during the period.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.
(c)	Total return at net asset value assuming all distributions are reinvested.
(d)	Had the investment advisor not waived a portion of expenses, total return would have been reduced.
(e)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
(f)	Rounds to less than 0.01%.

22

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The chart does not reflect fees and expenses, if any, imposed under your variable annuity contract, variable life insurance policy and/or Retirement Plan. If the chart reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Wanger USA

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return Before Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.98%	4.02%	$10,402.00	$99.97
2	10.25%	0.98%	8.20%	$10,820.16	$103.99
3	15.76%	0.98%	12.55%	$11,255.13	$108.17
4	21.55%	0.98%	17.08%	$11,707.59	$112.52
5	27.63%	0.98%	21.78%	$12,178.23	$117.04
6	34.01%	0.98%	26.68%	$12,667.80	$121.75
7	40.71%	0.98%	31.77%	$13,177.04	$126.64
8	47.75%	0.98%	37.07%	$13,706.76	$131.73
9	55.13%	0.98%	42.58%	$14,257.77	$137.03
10	62.89%	0.98%	48.31%	$14,830.93	$142.53
Total Gain After Fees and Expenses				$4,830.93
Total Annual Fees and Expenses Paid					$1,201.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

23

Columbia Wanger Family of Funds

Prospectus, May 1, 2010

For More Information

The Columbia Wanger Funds are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your Retirement Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds in the documents described below. Contact the Advisor as follows to obtain these documents free of charge to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Wanger Asset Management, LLC Shareholder Services Group 227 West Monroe, Suite 3000 Chicago, IL 60606

By Telephone:	888.4.WANGER (888.492.6437)

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in Retirement Plans, the SAI and shareholder reports are not available at www.columbiafunds.com.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.

© 2010 Columbia Management Investment Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Columbia Management®

WANGER ADVISORS TRUST

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010
Wanger USA (WUSAX)
Wanger International (WSCAX)
Wanger Select (WATWX)
Wanger International Select (WAFFX)

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated May 1, 2010. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated December 31, 2009, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by calling Columbia Wanger Asset Management, LLC at 888.4.WANGER (888.492.6437) or by contacting a participating life insurance company, qualified plan or retirement arrangement or account through which shares of the Funds are made available.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online by accessing the SEC’s website at www.sec.gov.

For purposes of any electronic version of this SAI, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this SAI.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share class offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Wanger Funds at 888.4.WANGER (888.492.6457) or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Wanger Asset Management, LLC

Advisor	Columbia Wanger Asset Management, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

AMEX	American Stock Exchange

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CMIA	Columbia Management Investment Advisers, LLC

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., as that term is defined under Form N-1A, including the Columbia Funds Family

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the RiverSource, Threadneedle and Seligman brands and funds using the Columbia brand

Columbia WAM	Columbia Wanger Asset Management, LLC, the Advisor and the Administrator

Custodian or State Street	State Street Bank and Trust Company

Distributor	Columbia Management Investment Distributors, Inc.

FDIC	Federal Deposit Insurance Corporation

Fitch	Fitch Investors Service, Inc.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

GNMA	Government National Mortgage Association

GSAL	Goldman Sachs Agency Lending, the Funds’ securities lending agent

Independent Trustee(s)	The Trustee(s) of the Board who are not “interested persons” of the Funds as defined in the 1940 Act

Interested Trustee(s)	The Trustee(s) of the Board who are “interested persons” of the Funds as defined in the 1940 Act

International/Global Equity Fund(s)	One or more of the international/global equity funds in the Columbia Funds Family

IRS	United States Internal Revenue Service

LIBOR	London Interbank Offered Rate

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Participating Insurance Companies	A life insurance company that issues a variable annuity (VA) contract or variable life insurance (VLI) policy through which shares of a Fund are made available

Principal Underwriter	Columbia Management Investment Distributors, Inc.

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

Retirement Plan	A qualified plan or retirement arrangement or account through which shares of a Fund are made available

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

State Street	State Street Bank and Trust Company

Sub-Administrator	CMIA

Transfer Agency Agreement	The transfer agency and shareholder services agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Wanger Advisors Trust, the open-end registered investment company to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Underwriting Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

VA contract	A variable annuity contract issued through the separate account of a Participating Insurance Company

VLI policy	A variable life insurance policy issued through the separate account of a Participating Insurance Company

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family.

The Trust is an open-end, registered management investment company that was organized as a Massachusetts business trust on August 30, 1994. It currently consists of four Funds with differing investment objectives, policies and restrictions: Wanger USA, formerly named Wanger U.S. Smaller Companies through June 1, 2008 and formerly named Wanger U.S. Small Cap Advisor through April 30, 2002; Wanger International, formerly named Wanger International Small Cap through June 1, 2008; Wanger Select, formerly named Wanger Twenty through April 30, 2004; and Wanger International Select, formerly named Wanger Foreign Forty through April 30, 2004.

Wanger USA, Wanger International and Wanger International Select currently operate as diversified investment management companies. Wanger Select currently operates as a non-diversified investment management company, but may not do so at all times.

The Funds are underlying investment vehicles for VA contracts, VLI policies and Retirement Plans.

The Board monitors events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies and Retirement Plans, or between the interests of owners of VA contracts, VLI policies and Retirement Plan participants. The interests of owners of VA contracts, VLI policies and Retirement Plan participants could diverge for a variety of reasons, including: (a) an action by a state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or similar action by an insurance, tax, or securities regulatory authority; (c) an administrative or judicial decision in a relevant proceeding; (d) the manner in which the investments of a Fund are being managed; (e) a difference in voting instructions given by VA contract owners and VLI contract owners; (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners; or (g) as applicable, a decision by a Retirement Plan to disregard the voting instructions of Retirement Plan participants. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies or Retirement Plan participants arising from the fact that certain interests of owners may differ. However, the Board will monitor for any such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, the Trust might require one or more separate accounts to withdraw their investments in a Fund or substitute shares of another mutual fund. This might force the Funds to sell securities at disadvantageous prices.

The Trust is not required to hold annual meetings of shareholders, but special meetings may be called for certain purposes. The Trust voluntarily adheres to certain governance measures contemplated by the SEC’s Order in the matter of Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc., (former service providers to the Funds) dated February 9, 2005 (the “SEC Order”), designed to maintain the independence of the Board, including holding a meeting of shareholders to elect trustees, at least every five years. The last such meeting was held in 2006 and another meeting is scheduled for May 27, 2010. Additional meetings may be called for purposes of electing or removing Trustees or changing a Fund’s fundamental policies. Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act, or other applicable law or when the Board determines that the matter affects only the interests of one or more Funds, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees.

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectus.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Fund’s prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Wanger USA and Wanger International may not, as a matter of fundamental policy:

1. With respect to 75% of the value of the Fund’s total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry;

4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund’s total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;(1)

6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire “restricted” securities which, in the event of a resale, might be required to be registered under the 1933 Act on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale; but the Fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its net assets at the time of acquisition;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Issue any senior security except to the extent permitted under the 1940 Act.

Wanger Select and Wanger International Select may not, as a matter of fundamental policy:

1. [Wanger International Select only] With respect to 75% of the value of the Fund’s total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer, which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. [Wanger Select only] With respect to 50% of its total assets, purchase the securities of any issuer (other than cash items and U.S. Government securities and securities of other investment companies) if such purchase would cause the Fund’s holdings of that issuer to exceed more than 5% of the Fund’s total assets;

4. Invest more than 25% of its total assets in a single issuer (other than U.S. Government securities);

5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. Government securities);

6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund’s total assets at the time of borrowing, and (b) in connection with transactions in options, futures, and options on futures;

(1)	State insurance laws currently restrict a Fund’s borrowings to facilitate redemptions to no more than 25% of the Fund’s net assets.

8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire “restricted” securities which, in the event of a resale, might be required to be registered under the 1933 Act on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures, and options on futures;

12. Issue any senior security except to the extent permitted under the 1940 Act.

Non-Fundamental Investment Policies

Each Fund, as a matter of non-fundamental policy, may not:

1. Acquire securities of other registered investment companies except in compliance with the 1940 Act;

2. Invest in companies for the purpose of management or the exercise of control; or

3. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures.

Each of Wanger USA and Wanger International, as a matter of non-fundamental policy, may not: sell securities short or maintain a short position.

Wanger USA, as a matter of non-fundamental policy, may not: under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities. The Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Each of Wanger Select and Wanger International Select, as a matter of non-fundamental policy, may not:

1. Invest more than 25% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days; or

2. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities.

Wanger Select, as a matter of non-fundamental policy, may not: invest more than 33% of its total assets (valued at the time of investment) in the securities of foreign issuers.

Wanger International Select, as a matter of non-fundamental policy, may not:

1. Under normal circumstances, invest less than 65% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the United States;

2. Invest more than 25% of its total assets in securities of U.S. issuers, under normal market conditions.

Notwithstanding the foregoing investment restrictions, any Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Other Investment Restrictions

The Funds are also subject to the following additional investment restrictions and policies under certain applicable insurance laws pertaining to variable annuity contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Board without shareholder approval:

(a) A Fund may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Fund’s total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Fund will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

(b) Each Fund may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and no more than 25% of its net assets when borrowing as a temporary measure to facilitate redemptions.

If a percentage limit with respect to any of the foregoing fundamental and non-fundamental policies is satisfied at the time of investment or borrowing, a later increase or decrease in a Fund’s assets will not constitute a violation of the limit.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies for each Fund certain types of securities in which it is permitted to invest, including certain types of securities that are described in each Fund’s prospectus. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectus (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectus (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of its total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. The Advisor currently expects that substantially all of each Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Funds expect to remain substantially exposed to the equity markets.

See also About the Funds’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Permissible Fund Investments

Investment Type	Wanger USA	Wanger International	Wanger Select	Wanger International Select
Asset-Backed Securities	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓	✓	✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Investments — Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk is the risk that a holder of securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, and are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or NASDAQ. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Under normal conditions, the common stock investments of the Funds (as a percent of total assets) are allocated as follows:

	U.S. Companies Maximum	Foreign Companies Maximum
Fund
Wanger USA	no limit	up to 20%*
Wanger International	up to 25%	no limit
Wanger Select	no limit	up to 33%
Wanger International Select	up to 25%	no limit

*	Not including American Depositary Receipts.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities include fixed income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large- capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carry a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing higher levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to a Fund’s prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. The Funds purchase and sell certain foreign currency forward contracts designed to align the Funds more closely with the foreign currency exposures of their primary benchmarks, without the necessity of changes to their equity portfolios. The Funds do not, however, typically engage in hedging of foreign currency risk against the U.S. dollar, though the portfolio manager is not precluded from employing that strategy. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. A Fund may use forward contracts to buy or sell a foreign currency or U.S. dollars when the Advisor believes it has exposure to a foreign currency or U.S. dollars which may suffer or enjoy a movement against another foreign currency to which the Fund has exposure or the U.S. dollar. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position for a fixed dollar amount. A Fund will not attempt to hedge all of its foreign portfolio positions.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Under normal conditions, the Funds’ investments in foreign companies (as a percent of total assets) are allocated as follows:

Fund	Total	Developed Countries	Emerging Markets
Wanger USA	no more than 20%*	no limit	no limit
Wanger Select	no more than 33%	no limit	no limit
Wanger International	at least 65%	no limit	no limit
Wanger International Select	no limit	at least 65%	no more than 35%

*	Not including American Depositary Receipts.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds and master-feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by the fund. Such other investment companies may include exchange-traded funds (ETFs), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments —Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many low and below investment grade securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by the Trust) pursuant to policies approved by the Board. Low and below investment grade securities that are restricted and not determined to be liquid may be more difficult to value than other low and below investment grade securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown in the auction process can occur; in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and the offer and sale of which are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities normally cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation (FICC), and only with respect to the highest quality securities such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement. The risks associated with counterparty and broker insolvency are significantly decreased when a Fund enters into repurchase agreements with the FICC.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the Federal Deposit Insurance Corporation (FDIC) (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (TLGP). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. The FDIC believes that it is the view of the staff of the SEC that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under the Section 3(a)(2) of the 1933 Act because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is no track record for securities guaranteed under the TLGP, it is uncertain how such securities will trade in relation to U.S. Treasury and government agency securities in terms of yield spread and volatility of such spread, and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss of the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities and instrumentalities historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Until recently, FNMA and FHLMC were government-sponsored enterprises owned entirely by private stockholders. Both sell mortgage-related securities that contain guarantees as to timely payment of interest and principal. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced certain additional steps intended to stabilize FNMA and FHLMC. No assurance can be given that the U.S. Treasury initiatives with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs (Treasury Investor Growth Receipts) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Trust maintains a line of credit in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to each Fund’s restrictions on borrowing. See About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies.

Short Sales

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Wanger USA and Wanger International may not sell securities short or maintain a short position. Other Funds, under certain circumstances, may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Each Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker/dealers, banks or other institutional borrowers of securities that the Funds’ the securities lending agent (GSAL) has determined are creditworthy under guidelines established by the Trustees. A lending Fund pays a portion of income earned on lending transactions to their securities lending agent, and also may pay administrative and custodial fees in connection with loans of securities.

The Funds receive collateral, in the form of cash, equal to at least 102% under normal circumstances, of the value of the securities loaned. Loans are subject to termination at any time by the Funds or a borrower. When a Fund lends portfolio securities, payments in lieu of dividends made by the borrower to the Fund do not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

A lending Fund does not have the right to vote loaned securities. In accordance with the procedures adopted by the Board, a lending Fund will attempt to call all loaned securities back to permit the exercise of voting rights, if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled. In the event of bankruptcy or other default of a borrower, a Fund could experience delays both in liquidating the loan collateral and in recovering the loaned securities and could sustain losses, including: (i) decline in the value of the collateral or in the value of the securities loaned during the period the Fund seeks to enforce its rights thereto; (ii) lower than expected levels of income and lack of access to income during that period; (iii) expenses of enforcing the Fund’s rights; and (iv) losses on the investment or reinvestment of cash collateral.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Fund. During the fiscal years ended December 31, 2009 and December 31, 2008, the portfolio turnover rates of the Funds did not vary significantly.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and trading strategies by the Advisor, the Funds, Ameriprise Financial and their affiliates (the Policies). The Policies are designed to prevent any disclosure of confidential Fund portfolio holdings information that could harm the Funds and their shareholders. The Policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to public disclosure which is: (1) the business day next following the posting of such information on the Columbia Funds website at www.columbiafunds.com; or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. As described below, the Policies provide for certain limited exceptions that allow for disclosure of Fund portfolio holdings information in advance of public dissemination only when a Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. The Policies prohibit Ameriprise Financial, the Advisor and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information or trading strategies in violation of the Policies or from entering into any agreement to disclose portfolio information in exchange for any form of consideration. The Policies incorporate and adopt the supervisory controls and recordkeeping requirements established in the Advisor’s Policies. The Advisor has also adopted policies and procedures to monitor for compliance with the Policies.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds website at www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which a Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Funds’ complete holdings are disclosed at www.columbiafunds.com as of a month-end approximately 30 calendar days after such month-end. In addition, the largest 15 holdings of each Fund are usually available sooner, approximately 15 calendar days after each month-end. Purchases and sales of the Funds’ portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current. The scope of the information disclosed at www.columbiafunds.com pursuant to the Policies relating to each Fund’s portfolio securities also may change from time to time, without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on either Form N-CSR (with respect to each annual period and semiannual period) or Form N-Q (with respect to the first and third quarters of the Funds’ fiscal year). Shareholders may obtain the Funds’ Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided at the Columbia Funds website at www.columbiafunds.com. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

The Funds, the Advisor, Ameriprise Financial or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, financial advisors or other parties. In addition, certain advisory clients of the Advisor that follow a strategy similar to that of a Fund have access to their own custodial account portfolio holdings information before the Fund posts its holdings on the Columbia Funds website at www.columbiafunds.com. It is possible that when clients observe transactions in their own accounts, they may infer transactions of the Funds prior to public disclosure of Fund transactions.

Other Disclosures

Pursuant to the Policies, the Funds may selectively disclose their portfolio holdings information in advance of public disclosure on a confidential basis to various Fund service providers that require such information for the legitimate business purpose of assisting the Funds with day-to-day business affairs. Neither the Funds nor Ameriprise Financial, the Advisor or their affiliates receive compensation or consideration from the service providers for the portfolio holdings information. In addition to Ameriprise Financial, the Advisor and their affiliates, including Threadneedle International Limited, these service providers are listed below:

IDENTITY OF RECIPIENT	PURPOSE OF DISCLOSURE	FREQUENCY OF DISCLOSURE
Wilshire Associates	Supports performance analysis software.	Daily

IDENTITY OF RECIPIENT	PURPOSE OF DISCLOSURE	FREQUENCY OF DISCLOSURE

State Street	Funds’ Custodian; receives trade files containing information for the Funds.	Daily

Sikich ICS	Host of the Funds’ Trustee website.	Monthly

GIS Ltd. (MFACT)	Provides support for the Advisor’s accounting systems.	As needed, generally less than twice per year

ITG (formerly known as Macgregor)	Provides support for the Advisor’s trading system.	As needed, generally less than twice per year

Factset Research Data Systems, Inc.	Provides quantitative analysis, charting and fundamental data to investment, marketing, performance and distribution personnel.	Daily

Merrill Corporation	Printer for the Funds’ prospectuses, SAIs, supplements and sales materials.	Quarterly

RR Donnelley Financial	Printer for the Funds’ prospectuses, SAIs, supplements and sales materials.	Quarterly

GSAL	Funds’ securities lending agent.	As needed in connection with the Funds’ securities lending program

Institutional Shareholder Services, Inc. (ISS)	Proxy service provider to the Funds. Holdings are only redistributed by ISS through voting the shares held and within the Funds’ N-PX filings.	Daily

K&L Gates LLP	Legal counsel to the Fund.	As needed

Drinker Biddle & Reath LLP	Legal counsel to the Independent Trustees.	As needed

ING Insurance Company	Provides quarterly fact sheets.	Quarterly

PricewaterhouseCoopers LLP	Funds’ independent registered public accounting firm, providing audit services, tax return review services, and assistance in connection with the review of various SEC filings.	As needed

Pursuant to agreements in such form as the Chief Compliance Officer (CCO) of the Funds may require, these service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

The Funds have authorized the Advisor’s President (and his designated subordinates) to make appropriate disclosures of the Funds’ holdings to certain Ameriprise Financial affiliates (to provide monitoring of compliance with codes of ethics and to monitor various holdings limitations that must be aggregated with affiliated funds, among other purposes), to provide the Custodian, sub-custodians and pricing service with daily trade information, to disclose necessary portfolio information to the Funds’ proxy service. The Funds have also authorized the Advisor’s President and Chief Operating Officer (and their designated subordinates) to disclose portfolio information to independent auditors in connection with audit procedures. In addition, the Funds have authorized Ameriprise Financial and the Advisor’s President (and his designated subordinates) to disclose necessary information to printing firms engaged by Ameriprise Financial to prepare periodic reports to Fund shareholders.

The Advisor uses a variety of broker/dealers and other agents to effect securities transactions on behalf of the Funds. These broker/dealers become aware of the Funds’ intentions, transactions and positions, in performing their functions. Further, the Funds’ ability to identify and execute transactions in securities is dependent, in part, on information provided to the Advisor by broker/dealers who are market makers in certain securities or otherwise have the ability to assist the Funds in executing their orders. To facilitate that process, the Board has authorized the Advisor’s President (and his designated subordinates) to disclose portfolio information or anticipated transactions to broker/dealers who may execute Fund transactions. This disclosure is limited to that information necessary to effect the Funds’ securities transactions and assist the Advisor in seeking to obtain best execution.

The CCO is responsible for implementation of the Policies. The CCO is required to report to the Board any violations of the Policies that come to his attention and may approve non-public disclosures of a Fund’s portfolio holdings. Such disclosure must be consistent with the Policies in that it furthers a legitimate business purpose of a Fund, is therefore in the best interests of that Fund’s shareholders and is appropriately reported to the Board.

INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

Columbia Wanger Asset Management, LLC (Columbia WAM) (operating as a limited partnership prior to May 1, 2010 and named Wanger Asset Management, L.P. prior to September 29, 2000), serves as the investment advisor for the Funds, the series of Columbia Acorn Trust and other institutional accounts. The Advisor and its predecessors have managed mutual funds, including the Funds, since 1992. As of March 31, 2010, the Advisor had assets under management of approximately $29 billion.

The Advisor is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. The Advisor is a registered investment adviser and wholly owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, when the long-term asset management business of Columbia Management Group, LLC, including 100% of the Advisor, was acquired by Ameriprise Financial, the Advisor was a wholly owned subsidiary of Bank of America. Prior to April 1, 2004, when FleetBoston Financial Corporation (Fleet) was acquired by Bank of America, Columbia Management Group, LLC was a wholly owned subsidiary of Fleet.

Under the 1940 Act, the May 1, 2010 closing of the acquisition of the Advisor by Ameriprise Financial (the Closing) caused the Funds’ investment advisory agreement with the Advisor dated August 1, 2007 (the Prior Advisory Agreement) to terminate. The Board has approved and recommended that shareholders approve a new investment advisory agreement with the Advisor (the Proposed Advisory Agreement) to become effective following the Closing. Proxy materials have been submitted to shareholders, soliciting approval of the Proposed Advisory Agreement at a special meeting scheduled for May 27, 2010. The Proposed Advisory Agreement will take effect upon approval by a Fund’s shareholders and will continue in effect through July 31, 2011 and thereafter will continue from year to year until terminated by either party, so long as it is specifically approved at least annually by either the Board or by a vote of the majority of the outstanding shares of the Fund and by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

The Board has also approved an interim investment advisory agreement (the Interim Advisory Agreement) with the Advisor for each Fund, which became effective as of the Closing and which will remain in effect until the earlier of the date of approval by a Fund’s shareholders of the Proposed Advisory Agreement or 150 days after the Closing. The terms of the Interim Advisory Agreement are the same as those of the Prior Advisory Agreement, except for certain provisions that are required by law and the date and term of the agreement. The provisions required by law include a requirement that fees payable under the Interim Advisory Agreement be paid into an escrow account. If a Fund’s shareholders approve the Proposed Advisory Agreement within 150 days of the Closing, the Interim Advisory Agreement will terminate and the compensation (plus interest) payable under the Interim Advisory Agreement will be paid to the Advisor. If the Proposed Advisory Agreement is not so approved, only the lesser of the costs incurred (plus interest) or the amount in the escrow account (including interest) will be paid to the Advisor.

The Proposed Advisory Agreement generally provides that, subject to the overall supervision and control of the Board, the Advisor shall have supervisory responsibility for the general management and investment of the Funds’ assets and will endeavor to preserve the autonomy of the Trust. Under the Proposed Advisory Agreement, the Advisor is authorized to make decisions to buy and sell securities and other assets for the Funds, to place the Funds’ portfolio transactions with broker-dealers and to negotiate the terms of such transactions including brokerage commissions on brokerage transactions on behalf of the Funds. The Advisor is authorized to exercise discretion within the Trust’s policy concerning allocation of its portfolio brokerage, as permitted by law, and in so doing shall not be required to make any reduction in its investment advisory fees. The Advisor is required to use its best efforts to seek to obtain the best overall terms available for portfolio transactions for each Fund. See Brokerage Allocation and Other Practices — General Brokerage Policy, Brokerage Transactions and Broker Selection.

The Advisor, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under the Interim Advisory Agreement and the Proposed Advisory Agreement. The Trust pays all compensation of the Independent Trustees.

Under the Proposed Advisory Agreement, the Advisor is not liable for any loss suffered by a Fund or its shareholders as a result of any error of judgment, or any loss arising out of any investment, or as a consequence of any other act or omission of the Advisor or any of its affiliates in the performance of the Advisor’s duties under the agreement, except for (i) with respect to acts or omissions in respect of investment activities, liability resulting from willful misfeasance, bad faith, reckless disregard or gross negligence, and (ii) with respect to all other matters, liability resulting from bad faith, intentional misconduct or negligence, on the part of the Advisor or its affiliates.

Under the Interim Advisory Agreement, the Advisor is not liable for any loss suffered by a Fund or its shareholders as a result of any error of judgment, or any loss arising out of any investment, or as a consequence of any other act or omission of the Advisor or any of its affiliates in the performance of the Advisor’s duties under the Interim Advisory Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor or such affiliate, or by reason of reckless disregard by the Advisor or such affiliate of the obligations and duties of the Advisor under the Interim Advisory Agreement.

A discussion regarding the basis of the Board’s approval of the Proposed Advisory Agreement is provided in the proxy statement and is expected to be available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30, 2010.

Advisory Fee Rates

The Funds pay the Advisor an annual fee for its investment advisory services as shown in the section entitled Fees and Expenses — Annual Fund Operating Expenses in each Fund’s prospectus. The advisory fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The advisory fee rates payable to the Advisor under the Interim Advisory Agreement and the Proposed Advisory Agreement are identical to those payable under the Prior Advisory Agreement. The Advisor may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Wanger USA
Gross Advisory Fee	$9,050,265	$11,596,843	$14,860,608
Amount Waived by the Advisor	$0	$0	$0
Net Advisory Fee	$9,050,265	$11,596,843	$14,860,608
Wanger International
Gross Advisory Fee	$9,864,430	$11,319,138	$14,159,975
Amount Waived by the Advisor	$0	$0	$0
Net Advisory Fee	$9,864,430	$11,319,138	$14,159,975
Wanger Select
Gross Advisory Fee	$1,601,445	$2,029,141	$2,196,829
Amount Waived by the Advisor	$0	$0	$0
Net Advisory Fee	$1,601,445	$2,029,141	$2,196,829
Wanger International Select
Gross Advisory Fee	$266,056	$485,781	$670,269
Amount Waived by the Advisor	$9,931	$0	$0
Net Advisory Fee	$256,125	$485,781	$670,269

The Advisor has contractually agreed to bear a portion of ordinary operating expenses, on an annualized basis (excluding interest, taxes, any brokerage commissions and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Custodian, as follows:

Fund	Expense Limitation
Wanger Select	1.35% of average daily net assets
Wanger International Select	1.45% of average daily net assets

Each of the above expense limitations will terminate on April 30, 2011. There is no guarantee that these arrangements will continue thereafter.

Ameriprise Financial and the Advisor have entered into a contractual commitment with the Trust to reimburse certain expenses associated with the redemption of a significant portion of the assets in Wanger International and Wanger USA that represent the interests of owners of VA contracts issued by Participating Insurance Companies affiliated with Ameriprise Financial who participate in an asset allocation program. The Advisor also has entered into a contractual agreement with Wanger International and Wanger USA to cap advisory fees for a two year period at the respective annual rates of 0.83% and 0.85% of average daily net assets, effective April 30, 2010 (which rates are consistent with the advisory fee rates in effect at the time of the redemption).

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund — Primary Service Providers section of each Fund’s prospectus, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Ben Andrews	Wanger Select

Louis J. Mendes	Wanger International

Robert A. Mohn	Wanger USA

Christopher J. Olson	Wanger International Wanger International Select

Compensation

As of December 31, 2009, the portfolio managers received all of their compensation from the Advisor and its then parent company, Columbia Management Group, LLC. Ben Andrews, Louis J. Mendes, Robert A. Mohn, and Christopher J. Olson each received compensation in the form of salary and incentive compensation. For the 2009 calendar year, a high proportion of an analyst’s or portfolio manager’s incentive compensation was paid in cash with a smaller proportion going into two separate incentive plans. The first plan was a notional investment based on the performance of certain Columbia Funds, including the Columbia Wanger Funds. The second plan consisted of Bank of America restricted stock and/or options. For 2009, investments in the second plan were made through a deferred cash program. Both plans vest over three years from the date of issuance. The Columbia WAM total incentive compensation pool for 2009, including cash and the two incentive plans, was based on formulas, with investment performance of individual portfolio managers and certain analysts, plus firm-wide investment performance, as primary drivers.

For the 2010 calendar year, the portfolio managers, analysts and other key employees of Columbia WAM will receive all of their compensation in the form of salary and incentive compensation provided in whole by

Ameriprise Financial. The structure of the compensation paid will be the same as that for 2009, except that the second incentive plan will consist of Ameriprise Financial restricted stock and/or options. Also, as part of the overall incentive for 2010, the portfolio managers, analysts and other key employees of Columbia WAM may receive additional compensation — a substantial portion of which will be deferred or paid in shares of funds managed by Columbia WAM — based on performance and continued employment through December 15, 2010.

Portfolio managers and key analysts are positioned in compensation tiers based on cumulative performance of the portfolios/stocks that they manage. Portfolio manager performance is measured versus primary portfolio benchmarks. Analyst performance is measured versus a custom benchmark for each analyst. One- and three-year performance periods primarily drive incentive levels. Incentive compensation varies by tier and can range from between a fraction of base pay to a multiple of base pay, the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. Incentives are adjusted up or down up to 15% based on qualitative performance factors, which include investment performance impacts not included in benchmarks such as industry (or country) weighting recommendations, plus adherence to compliance standards, business building, and citizenship. New analysts’ incentives are also based on performance versus benchmarks, though they are less formulaic in order to emphasize investment process instead of initial investment results. The qualitative factors discussed above are also considered. These analysts participate in an incentive pool which is based on a formula primarily driven by firm-wide investment performance.

In addition, the incentive amounts available for the entire pool for 2011 and 2012 will be adjusted up or down based upon the increase/decrease in Columbia WAM revenues versus an agreed upon base revenue amount. Investment performance, however, impacts incentives far more than revenues. Columbia WAM determines incentive compensation, subject to review by Ameriprise Financial.

Performance Benchmarks

Portfolio Manager	Benchmark(s)
Ben Andrews	S&P MidCap 400® Index (primary benchmark), the S&P 500® Index and the Lipper Variable Underlying Mid-Cap Growth Funds Index

Louis J. Mendes	S&P Global Ex-U.S. between $500M and $5B® Index (primary benchmark), the S&P Global Ex-U.S. SmallCap® Index, the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index and the Lipper Variable Underlying International Core Funds Index

Robert A. Mohn	Russell 2000 Index (primary benchmark) and the Lipper Variable Underlying Small-Cap Growth Funds Index

Christopher J. Olson (Wanger International)	S&P Global Ex-U.S. between $500M and $5B® Index (primary benchmark), the S&P Global Ex-U.S. SmallCap® Index, the MSCI EAFE Index and the Lipper Variable Underlying International Core Funds Index

Christopher J. Olson (Wanger International Select)	S&P Developed Ex-U.S. between $2B and 10B® Index (primary benchmark), the MSCI EAFE Index and the Lipper Variable Underlying International Growth Funds Index

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of December 31, 2009, in addition to the Funds and the funds of Columbia Acorn Trust.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Ben Andrews	0	$0	0	$0	4	$5,695,734
Louis J. Mendes	2	$201,568,406	0	$0	5	$2,353,182
Robert A. Mohn	1	$110,695,968	1	$76,721,840	5	$831,462,143
Christopher J. Olson	0	$0	0	$0	6	$1,284,871

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

As of December 31, 2009, none of the Fund’s portfolio managers managed an account for which the advisory fee was based on performance.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) by each Fund’s portfolio manager(s), as of December 31, 2009.

Portfolio Manager Ownership of the Funds as of December 31, 2009

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Ben Andrews	Wanger Select	$0

Louis J. Mendes	Wanger International	$0

Robert A. Mohn	Wanger USA	$0

Christopher J. Olson	Wanger International	$0

Christopher J. Olson	Wanger International Select	$0

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia WAM (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of the Trust, and providing pricing and bookkeeping services to the Funds; (ii) supervising the preparation and filing of registration statements, notices, reports, proxy statements, tax returns and other documents as deemed necessary or desirable by the Trust; (iii) overseeing and assisting in the coordination of the performance of administrative and third party professional services rendered to the Funds, including the Funds’ securities lending agent; (iv) overseeing and assisting with communications with Participating Insurance Companies; (v) providing corporate secretarial services and data processing facilities and calculating and arranging for notice and payment of distributions to shareholders; (vi) developing and implementing procedures to monitor each Fund’s compliance with regulatory requirements and with each Fund’s investment policies and restrictions; (vii) providing for the services of employees of the Administrator who may be appointed as officers of the Trust; and (viii) providing services to shareholders of the Funds. The Administration Agreement may be terminated by the Board or Columbia WAM upon 60 days written notice. The Administrator has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at the Administrator’s expense. The Administrator retains responsibility for any services it delegates.

The Administrator has delegated a majority of its responsibilities under the Administration Agreement to CMIA, as the Funds’ Sub-Administrator. The Sub-Administrator provides certain of the above enumerated services to the Funds, and receives a fee from the Administrator for such services.

Administration Fee Rates and Fees Paid

Columbia WAM receives compensation for its administration services, which are computed daily and paid monthly as a percentage of the average daily net assets of each Fund at the annual rates shown in each Fund’s prospectus.

The following chart shows the administration fees paid to Columbia WAM for the three most recently completed fiscal periods for which the Administration Agreement was in place.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007*
Wanger USA
Administration Fee	$528,290	$679,872	$363,406
Amount Waived/Reimbursed by the Administrator	$0	$0	$0
Wanger International
Administration Fee	$577,845	$677,584	$354,805
Amount Waived/Reimbursed by the Administrator	$0	$0	$0
Wanger Select
Administration Fee	$100,090	$126,821	$63,558
Amount Waived/Reimbursed by the Administrator	$0	$0	$0
Wanger International Select
Administration Fee	$14,152	$25,840	$5,232
Amount Waived/Reimbursed by the Administrator	$0	$0	$0

*	Reflects administration fees paid by the Funds for the period beginning August 1, 2007, when the Administration Agreement became effective.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) serves as the principal underwriter and distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Shares of the Funds are offered for sale on a continuous basis through the Distributor on a best efforts basis without any sales commission or charges to the Funds or Participating Insurance Companies or Retirement Plans purchasing Fund shares. However, each VA contract and VLI policy imposes its own charges and fees on owners of VA contracts and VLI policies, and Retirement Plans may impose such charges on participants in a Retirement Plan.

Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund — Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Advisor and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates, are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Ameriprise Financial’s other investment advisor affiliates (including, for example, CMIA) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Advisor or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Advisor or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Advisor or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Advisor or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/ managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/ managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services — Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services — Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Funds may enter into transactions in which Ameriprise Financial and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, an affiliate of Ameriprise Financial may sell securities to the Funds from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Ameriprise Financial Activities

Regulatory restrictions applicable to Ameriprise Financial and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Ameriprise Financial and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Ameriprise Financial and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Ameriprise Financial or its affiliates served as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Ameriprise Financial and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments — Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by affiliates of Ameriprise Financial, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by Ameriprise Financial, and its affiliates, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

The Advisor or its affiliates serve as investment advisor to all funds in the Columbia Funds Family, including those funds of funds that are structured to provide asset allocation services to shareholders of those funds by investing in shares of other funds in the fund family (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually and collectively, may own a significant percentage of the outstanding shares of the underlying funds, and the Advisor seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of any underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although the Advisor may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measurers, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When the Advisor structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transaction were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the Advisor implement the underlying fund’s investment strategy. The Advisor also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds because it earns different fees from the underlying funds.

Ameriprise Financial and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices — Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) acts as the Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Funds pay the Transfer Agent a monthly fee based on the annual rate of $17.34 per open account, plus certain out-of-pocket expenses.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian and Fund Accounting Agent

State Street, One Lincoln Street, Boston, MA 02111, is the Custodian of the Funds’ assets. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. The Advisor and CMIA supervise State Street in such matters as the purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of State Street’s Global Custody Network and foreign depositories (foreign sub-custodians).

With respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund’s foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with holding assets in the U.S.

The Funds may invest in obligations of State Street and may purchase securities from or sell securities to State Street.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at One North Wacker, Chicago, Illinois 60606, serves as the Funds’ independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The reports of the Funds’ independent registered public accounting firm and the audited financial statements included in the Funds’ annual reports to shareholders dated December 31, 2009 are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Fund’s prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

K&L Gates LLP serves as counsel to the Funds and Drinker Biddle & Reath LLP serves as counsel to the Independent Trustees. K&L Gates LLP is located at 1601 K Street, N.W., Washington, DC 20006. Drinker Biddle & Reath LLP is located at One Logan Square, Suite 2000, Philadelphia, PA 19103.

Securities Lending Agent

GSAL, 125 High Street, Oliver Street Tower, Suite 1700, Boston, MA 02110, is the Funds’ securities lending agent. As such, GSAL is responsible, among other things for: entering into and maintaining securities loan agreements with borrowers; negotiating fees with borrowers; delivering securities to borrowers; receiving collateral from borrowers in connection with loans; and investing cash collateral in accordance with instructions received from the Advisor.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of the Funds in light of the potential economic return on the Funds’ investment. The Advisor submits an annual report to the Board addressing various proxy voting matters, including, among other matters, votes cast contrary to the Advisor’s general voting guidelines, votes involving potential conflicts of interest and significant issues considered by the Advisor’s Proxy Voting Committee (Proxy Committee).

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines and by having each individual stock analyst review and vote each proxy for the stocks that he or she follows. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance and administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on an annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies, and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services (ISS), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services, vote disclosure services and independent proxy voting services.

Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) by calling Columbia Funds at 800.426.3750 or (ii) through the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Fund, see Appendix B to this SAI.

FUND GOVERNANCE

The Board

The following table provides basic information about the Trustees, including their names, the date each was first elected or appointed to office, the principal business occupations of each during at least the last five years and other directorships held. Each Trustee also serves as a trustee of Columbia Acorn Trust, another open-end investment company, the series of which also are managed by the Advisor. The mailing address of each Trustee is: c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.

Independent Trustee Biographical Information

Name, Position Held with the Trust and Age at March 31, 2010	Year First Appointed or Elected to a Board in the Columbia Funds Complex*	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Laura M. Born, 45, Trustee	2007	Adjunct Assistant Professor of Finance, University of Chicago Booth School of Business; Managing Director — Investment Banking, J.P. Morgan Chase & Co. (broker/dealer) 2002-2007.	10	Columbia Acorn Trust

Michelle L. Collins, 50, Trustee	2008	President, Cambium LLC (financial advisory firm) since 2007; Advisory Board Member, Svoboda Capital Partners LLC (private equity firm) since 2007; Managing Director, Svoboda Capital Partners LLC, 1998-2006.	10	Bucyrus International Inc. (mining equipment manufacturer); Molex, Inc. (electronics components manufacturer); CDW Corporation (provider of technology products and services) until October 2007; Columbia Acorn Trust

Maureen M. Culhane, 61, Trustee	2007	Retired; formerly, Vice President, Goldman Sachs Asset Management, L.P. (investment advisor), 2005-2007, and Vice President (Consultant) — Strategic Relationship Management, Goldman, Sachs & Co., 1999-2005.	10	Columbia Acorn Trust

Name, Position Held with the Trust and Age at March 31, 2010	Year First Appointed or Elected to a Board in the Columbia Funds Complex*	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Margaret M. Eisen, 56, Trustee	2002	Chief Investment Officer, EAM International LLC (corporate finance and asset management) since 2003; Managing Director, CFA Institute, 2005-2008.	10	Antigenics, Inc. (biotechnology and pharmaceuticals) until June 2009; Columbia Acorn Trust

Steven N. Kaplan, 50, Trustee and Vice Chairman	1999	Neubauer Family Professor of Entrepreneurship and Finance, University of Chicago Booth School of Business.	10	Accretive Health, Inc. (healthcare management services provider); Morningstar, Inc. (provider of independent investment research); Columbia Acorn Trust

David C. Kleinman, 74, Trustee	1972	Adjunct Professor of Strategic Management, University of Chicago Booth School of Business; business consultant.	10	Sonic Foundry, Inc. (rich media systems and software); Columbia Acorn Trust

Allan B. Muchin, 74, Trustee	1998	Chairman Emeritus, Katten Muchin Rosenman LLP (law firm).	10	Columbia Acorn Trust

James A. Star, 49, Trustee and Chairman	2006	President, Longview Asset Management LLC (investment advisor) since 2003.	10	Columbia Acorn Trust

Interested Trustee Biographical Information

Name, Position Held with the Trust and Age at March 31, 2010	Year First Appointed or Elected to a Board in the Columbia Funds Complex*	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Charles P. McQuaid(1), 56, Trustee and President	1992	President and Chief Investment Officer, Columbia WAM or its predecessors since October 2003; associated with Columbia WAM or its predecessors as an investment professional since 1978.	10	Columbia Acorn Trust

Ralph Wanger(2), 75, Trustee Emeritus(3)	1970	Founder, Columbia WAM. Formerly, director, Wanger Investment Company PLC 1997-2010; President, Chief Investment Officer and portfolio manager, Columbia WAM or its predecessors, 1978-2003; Consultant, Columbia WAM or its predecessors, September 2003-September 2005.	10	Columbia Acorn Trust

*	Dates prior to April 1992 correspond to the date first elected or appointed as a director or officer of The Acorn Fund Inc., the Trust’s predecessor.
(1)	Mr. McQuaid is an “interested person” of the Trust and of the Advisor, as defined in the 1940 Act, because he is an officer of the Trust and of the Advisor.
(2)

Mr. Wanger is an “interested person” of the Trust and of the Advisor, as defined in the 1940 Act, because, as of December 31, 2009, he owned securities issued by a controlling person of the Advisor and was a consultant to the Advisor within the most recently completed five fiscal years.

(3)

As permitted under the Trust’s By-Laws, following the meeting of the shareholders scheduled for May 27, 2010, Mr. Wanger is expected to become Trustee Emeritus of the Trust, and will continue to serve as a non-voting member of the Board.

The Board and its Committees

Responsibilities

The Board has overall management responsibility for the Funds. The Trustees are responsible for supervising and overseeing the management and operation of the Trust. Each Trustee serves a term of unlimited duration, provided that at all times a majority of Trustees has been elected by shareholders. However, it is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of the Trust’s outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause upon the vote of a majority of the Trustees.

Leadership Structure

The Board is currently composed of ten Trustees, eight of whom are Independent Trustees and two of whom are Interested Trustees. The chairman of the Board, James A. Star, is an Independent Trustee. Charles P. McQuaid is considered an Interested Trustee because he is an officer of the Funds and of the Advisor. Mr. Wanger is considered an Interested Trustee because as of December 31, 2009, he owned securities issued by a controlling person of the Advisor and had been a consultant to the Advisor within the five most recently completed fiscal years. Following the meeting of the shareholders scheduled for May 27, 2010, Mr. Wanger is expected to become Trustee Emeritus of the Trust, in which capacity he will serve as a non-voting member of the Board.

Each Trustee was nominated to serve on the Board because of his or her experience, skills and qualifications. See Trustee Experience below. The Board believes that its leadership structure is consistent with industry practices and is appropriate in light of the size of the Trust and the nature and complexity of its business. In particular:

•

Board Composition. The Trustees believe that having a super-majority of Independent Trustees (75%) is appropriate and in the best interest of Fund shareholders. The Trustees also believe that having Mr. McQuaid serve as an Interested Trustee brings management and financial insight that is important to certain of the Board’s decisions and also in the best interest of shareholders.

•

Independent Trustee Meetings and Executive Sessions. The Trustees believe that meetings of the Independent Trustees and meetings in executive session help prevent conflicts of interest from occurring and allow the Independent Trustees to deliberate candidly and constructively separately from management in a manner that affords honest disagreement and critical questioning.

•

Executive Committee. The Trustees believe that having an Executive Committee allows for expeditious action when the delay necessary to convene a full Board meeting could cause the Funds to miss business opportunities, fail to fulfill regulatory obligations or for other reasons. Actions taken by the Executive Committee generally are ratified by the full Board at its next meeting, ensuring that the Executive Committee acts in the best interests of Fund shareholders and in the absence of conflicts of interest.

The Board has established seven standing committees: the Executive Committee, the Audit Committee, the Valuation Committee, the Contract Committee, the Governance Committee, the Investment Performance Analysis Committee and the Compliance Committee. The Board also maintains an Ad Hoc Securities Lending Committee that meets on a periodic basis. The Trustees believe that the number of standing committees, as well as the composition and scope of activities of each committee, is appropriate. The Board established an Ad Hoc Committee on the Sale of Columbia Management Group, LLC (CMG) comprised of the Trustees who have served as chairs of the Contract and Compliance Committees, to review issues associated with the sale of the long-term asset management business of CMG, including 100% of the Advisor. The functions, responsibilities and composition of each committee are set forth below.

Committee	Members	Function	Number of Meetings in 2009
Audit	Michelle L. Collins (chair) Laura M. Born David C. Kleinman	Makes recommendations to the Board regarding the selection of independent auditors for the Trust, confers with the independent auditors regarding the scope and results of each audit and carries out the provisions of its charter.	2

Committee	Members	Function	Number of Meetings in 2009
Compliance	Margaret M. Eisen (chair) Laura M. Born Michelle L. Collins Steven N. Kaplan David C. Kleinman	Provides oversight of the monitoring processes and controls regarding the Trust with respect to legal, regulatory and internal rules, policies, procedures and standards, other than those relating to accounting matters and oversees compliance by the Funds’ service providers.	5

Contract	Laura M. Born (chair) Maureen M. Culhane Margaret M. Eisen Allan B. Muchin James A. Star	Makes recommendations to the Board regarding the continuation or amendment of the investment advisory agreements between the Trust and the Advisor and other agreements with third party service providers.	3

Executive	James A. Star Charles P. McQuaid Allan B. Muchin Ralph Wanger** (alternate)	Exercises powers of the Board during intervals between meetings of the Board, with certain exceptions.	1

Governance	Allan B. Muchin (chair) Michelle L. Collins Steven N. Kaplan James A. Star	Makes recommendations to the Board regarding committees of the Board and committee assignments, the composition of the Board, the compensation of the Independent Trustees and candidates for election as Independent Trustees; oversees the process for evaluating the functioning of the Board, including addressing potential conflicts of interest; and monitors the performance of counsel to the Funds and the Independent Trustees and makes recommendations to the Independent Trustees regarding the selection of their counsel.	8

Committee	Members	Function	Number of Meetings in 2009
Investment Performance Analysis	Steven N. Kaplan (chair) Maureen M. Culhane Margaret M. Eisen David C. Kleinman Allan B. Muchin James A. Star Charles P. McQuaid (ex-officio*)	Monitors and reviews the investment performance of each Fund; develops an appropriate framework for measuring, comparing and assessing Fund performance; provides interpretation of performance information in connection with Fund advisory contracts; makes proposals to the Advisor regarding Fund investment objectives, policies and limitations; and acts as a liaison between the Advisor and the Board in overseeing and discussing investment-related issues.	5

Valuation	Charles P. McQuaid (chair) Maureen M. Culhane Ralph Wanger** Laura M. Born (alternate) Michelle L. Collins (alternate) Margaret M. Eisen (alternate) Steven N. Kaplan (alternate) David C. Kleinman (alternate) Allan B. Muchin (alternate) James A. Star (alternate) Bruce H. Lauer (alternate, representative of Columbia Wanger Asset Management, LLC)	Determines fair valuations of portfolio securities held by any Fund in instances as required by the valuation procedures adopted by the Board, and carries out the provisions of its charter.	31

Ad Hoc Securities Lending	Maureen M. Culhane (chair) Margaret M. Eisen Steven N. Kaplan	Meets from time to time to consider matters related to the Funds’ securities lending program.	4

Ad Hoc Committee on the Sale of CMG	James A. Star (chair-pro tem) Laura M. Born Margaret M. Eisen	Reviewed issues associated with the sale of CMG, including the Advisor, to Ameriprise, including consideration of the proposed investment advisory agreement, and made recommendations to the full Board.	14

*	Non-voting member.
**	Mr. Wanger’s term as a Trustee will expire following the meeting of the shareholders scheduled for May 27, 2010, after which he is expected to become a non-voting Trustee Emeritus.

The Governance Committee’s policy with respect to considering Trustee candidates recommended by shareholders and the procedures to be followed by shareholders in submitting such recommendations are set forth in the charter. The Governance Committee has stated that the principal criterion for the selection of candidates is their ability to contribute to the overall functioning of the Board and to carry out the responsibilities of the Trustees.

The Governance Committee believes that the Board should be comprised of Trustees who represent a broad cross section of backgrounds, skills and experience, and that each Trustee should generally exhibit stature and experience commensurate with the responsibility of representing the Funds. The Governance Committee periodically reviews the membership of the Board to determine whether it may be appropriate to add individuals with backgrounds or skill sets different from those of the current Trustees. The Governance Committee follows the process it deems appropriate under the circumstances. Generally, the Committee identifies Trustee candidates from references provided by the Independent Trustees and others, including nominees recommended by shareholders, and evaluates them through a process of questionnaires and multiple interviews. Through this process, the Governance Committee seeks to identify candidates who meet the particular needs of the Board at the time based on the existing make up of the Board. In addition, counsel to the Independent Trustees analyzes each Independent Trustee candidate to ensure that the candidate meets the independence requirements of the 1940 Act. The Trustees believe that the Board’s process for nominating Trustees effectively produces the best candidates with a diversity of qualities, experience, backgrounds and complementary skills, and that the composition of the Board allows the Board, as a body, to oversee the Funds in a manner that is consistent with the best interests of Fund shareholders.

Although the Advisor, the Trustees, or shareholders may submit suggestions for Independent Trustee candidates to the Governance Committee, neither the Governance Committee nor the Independent Trustees as a group shall consider those candidates on a preferential basis as opposed to other possible candidates. Any shareholder may submit the name of a candidate for consideration by the Governance Committee by submitting the recommendation to the Trust’s Secretary. The Secretary will forward any such recommendation to the Chairman of the Governance Committee promptly upon receipt.

Risk Oversight

In December 2008, the Board directed the Compliance Committee to develop a comprehensive approach to risk oversight. The Compliance Committee, working with the Funds’ CCO and the Advisor, developed a detailed risk reporting methodology that includes a dashboard report relating to, among other matters, investment risk, credit risk, liquidity risk, counterparty risk, compliance risk and operational risk. Currently, the Board and the Compliance Committee receive and review the risk reporting data on a quarterly basis. The Board will continue to assess the most effective means of implementing this reporting mechanism so that it provides the data that is most relevant to the Board in the exercise of its risk oversight role.

The Audit Committee also plays an important role in the Board’s risk oversight. Working with the Funds’ independent registered accountants, the Audit Committee ensures that the Funds’ annual audit scope includes risk-based considerations, such that the auditors consider the risks potentially impacting the audit findings as well as risks to the Funds’ financial position and operations. In addition, the Investment Performance Analysis Committee provides the Board with information relevant to assessing risk oversight by monitoring and reviewing the Funds’ performance metrics, including measurements of risk-adjusted returns, and by regularly conferring with the Advisor on performance-related issues. The Ad Hoc Securities Lending Committee also receives regular reports from its third-party securities lending consultant regarding the risks associated with the Funds’ securities lending program, including counterparty risk and liquidity.

The Funds’ CCO reports to the Compliance Committee and to the Board at least quarterly regarding compliance and legal risk concerns. In addition to his quarterly reports, the CCO provides an annual report to the Board in accordance with the Funds’ compliance policies and procedures. The CCO regularly discusses relevant compliance and legal risk issues affecting the Funds during meetings with the Independent Trustees and counsel. The CCO updates the Board on the application of the Fund’s compliance policies and procedures and discusses how they mitigate risk. The CCO also reports to the Board immediately regarding any problems associated with the Funds’ compliance policies and procedures that could expose (or that might have the potential to expose) the Funds to risk.

Trustee Experience

The following is a description of the material attributes, skills and experiences that relate to the suitability of each Nominee to serve on the Board. In addition to these factors, a Trustee is required to possess certain other qualities such as integrity, intelligence, the ability to critically discuss and analyze issues presented to the Board and an understanding of a Trustee’s fiduciary obligations with respect to a registered investment company. The Board and Governance Committee believe that each of the Nominees possesses these characteristics in addition to other attributes discussed below.

Laura M. Born. Ms. Born has experience with financial, accounting, regulatory and investment matters, as well as an understanding of the securities markets and industry, through her educational background, position for many years as an investment banker at a major investment banking firm and through her position with the University of Chicago, Booth School of Business where she serves as an adjunct assistant professor of finance. Ms. Born has experience analyzing and evaluating financial statements of issuers as a result of her investment banking experience, which the Board believes qualifies her to serve on the Audit Committee. Ms. Born is familiar with the functions of the Board and its oversight responsibilities with respect to the Advisor and other Fund service providers as a result of her service as an Independent Trustee for the past three years.

Michelle L. Collins. Ms. Collins has investment, business, regulatory and finance experience, having worked as a general partner and managing director of a private equity firm and as principal in an investment banking firm, advising mid-sized growth companies on capital formation and business combinations. She has experience preparing, analyzing and evaluating financial statements, including financial statements of investment advisers and private equity funds. Ms. Collins has served as an audit committee member in many instances and as the audit committee chair of an operating company. Therefore, the Board believes that Ms. Collins is qualified to serve on the Audit Committee. Ms. Collins has experience serving as a board member, including as a current director of two public operating companies and several non-profit boards. Ms. Collins has served as an Independent Trustee for the past two years and therefore understands the functions of the Board and its oversight responsibilities with respect to the Advisor and other Fund service providers.

Maureen M. Culhane. Ms. Culhane has financial, regulatory and investment experience through her position as an executive with a large asset management firm, as a vice president of finance and treasurer of a Fortune 100 company and as a principal of a pension and investment management consulting firm whose clients included, among others, Fortune 100 companies and state pension plans. Ms. Culhane has experience serving as a board member of a public operating company. She also is experienced in Board operations as well as oversight of the Advisor and other Fund service providers as a result of her service as an Independent Trustee for the past three years.

Margaret M. Eisen. Ms. Eisen has experience with financial, regulatory and investment matters as a result of her position as chief investment officer of a large corporate finance and asset management firm. She also acquired such experience through her position as a managing director of the CFA Institute, which sets standards for measuring competence and integrity in the fields of portfolio management and investment analysis. Ms. Eisen has experience with board functions through her position as a director of a public operating company. Ms. Eisen also is familiar with the operations of the Board and oversight of the Advisor and other Fund service providers through her service as an Independent Trustee for the past eight years.

Steven N. Kaplan. Mr. Kaplan has experience with investment, accounting and finance matters through his educational background and academic position as a professor of finance at the University of Chicago, Booth School of Business where he teaches finance and business economics classes to masters and doctoral candidates.

Mr. Kaplan has experience with board functions, as well as experience in the investment management industry, through his position as a director of a public operating company that provides independent investment research regarding mutual funds and investment advisers. Mr. Kaplan also is familiar with the operations of the Board and oversight of the Advisor and other Fund service providers through his service as an Independent Trustee for the past 11 years.

David C. Kleinman. Mr. Kleinman has experience with investment, finance and accounting matters through his educational background; his employment by a major automobile Company related to pension fund investments; his academic position as an adjunct professor of strategic management at the University of Chicago, Booth School of Business since 1971, where he taught courses in investments, finance and corporate strategy; as well as his business consulting assignments. Mr. Kleinman understands general board functioning through his service as a director of a public operating company and six private companies. In addition, Mr. Kleinman has experience analyzing and evaluating financial statements of issuers as a result of his academic experience and consulting assignments and his service on the audit committees of four companies. Therefore, the Board considers that Mr. Kleinman is qualified to serve on the Audit Committee. Mr. Kleinman has served as an Independent Trustee for over 38 years and therefore understands board functions as well as the oversight role of the Board with respect to the Advisor and other Fund service providers.

Allan B. Muchin. Mr. Muchin has experience with business and regulatory matters, having served as a practicing tax attorney for over 40 years and chairman of a large law firm for over 30 years. Mr. Muchin has served as an Independent Trustee for 12 years and as chair of the Governance Committee for over 10 years. Mr. Muchin also has served as a director and chairman of multiple non-profit organizations. As such, he has significant experience in Board operations, generally, as well as in oversight of the Advisor and other Fund service providers.

James A. Star. Mr. Star has experience with investment, business, finance and accounting matters as a result of his positions as president and portfolio manager of an investment adviser that makes direct investments in securities and allocates capital to other investment managers. Earlier in his career, Mr. Star was a portfolio manager and investment analyst for a registered investment adviser that advised, among other clients, a leading mutual fund family. Mr. Star formerly practiced corporate and securities law and has experience with board operations, generally, as a result of his chairmanship of a privately-owned operating company as well as from his directorships with many non-profit organizations. In addition, Mr. Star has served as an Independent Trustee for four years and Chairman of the Board since October 2009. He served as immediate past chairman of the Investment Performance Analysis Committee.

Charles P. McQuaid. Mr. McQuaid has investment, business, finance and regulatory experience through his position as president, chief investment officer and director of research of the Advisor. Mr. McQuaid has served as an Interested Trustee for 16 years and therefore has significant experience with Board operations and understands the business of the Advisor.

Ralph Wanger. Mr. Wanger has investment, business, finance and regulatory experience through his position as founder of the Advisor as well as his position as former chief investment officer and portfolio manager of the firm. Mr. Wanger understands Board operations through his service on the Board for over 40 years.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Wanger USA	Wanger International	Wanger Select	Wanger International Select	Aggregate Compensation from the Trust	Total Compensation from Columbia Funds Complex Paid to Independent Trustees
Laura M. Born	$6,852	$7,348	$1,262	$188	$15,650	$135,450
Michelle L. Collins	$5,574	$5,923	$1,016	$154	$12,667	$109,900
Maureen M. Culhane	$5,664	$5,943	$1,020	$159	$12,786	$111,350
Margaret M. Eisen	$8,516	$9,097	$1,565	$234	$19,412	$168,200
Jerome Kahn, Jr.(1)	$5,842	$6,186	$1,060	$162	$13,251	$115,050
Steven N. Kaplan(2)	$6,664	$7,076	$1,213	$185	$15,138	$131,350
David C. Kleinman	$6,545	$6,966	$1,193	$181	$14,885	$129,100
Allan B. Muchin	$6,530	$6,900	$1,187	$181	$14,798	$128,600
Robert E. Nason(3)	$4,508	$4,497	$764	$134	$9,902	$87,350
James A. Star	$8,195	$8,786	$1,511	$223	$18,715	$161,900
John A. Wing(4)	$9,540	$10,191	$1,751	$261	$21,743	$188,250

(1)

During the fiscal year ended December 31, 2009, Mr. Kahn deferred $5,842 of his compensation from Wanger USA, $6,186 of his compensation from Wanger International, $1,060 of his compensation from Wanger Select, $162 of his compensation from Wanger International Select and $115,050 of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2009 the value of Mr. Kahn’s account under the plan was $1,341,792. Mr. Kahn served as a Trustee through December 2009.

(2)

During the fiscal year ended December 31, 2009, Mr. Kaplan deferred $3,332 of his compensation from Wanger USA, $3,538 of his compensation from Wanger International, $607 of his compensation from Wanger Select, $93 of his compensation from Wanger International Select and $65,675 of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2009 the value of Mr. Kaplan’s account under the plan was $579,961.

(3)

During the fiscal year ended December 31, 2009, Mr. Nason deferred $3,215 of his compensation from Wanger USA, $3,219 of his compensation from Wanger International, $550 of his compensation from Wanger Select, $95 of his compensation from Wanger International Select and $62,350 of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2009 the value of Mr. Nason’s account under the plan was $1,184,303. Mr. Nason served as a Trustee through June 2009.

(4)

During the fiscal year ended December 31, 2009, Mr. Wing deferred $9,540 of his compensation from Wanger USA, $10,191 of his compensation from Wanger International, $1,751 of his compensation from Wanger Select, $261 of his compensation from Wanger International Select and $188,250 of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2009 the value of Mr. Wing’s account under the plan was $997,246. Mr. Wing served as a Trustee through February 2010.

Interested Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Wanger USA(1)	Wanger International(2)	Wanger Select(3)	Wanger International Select(4)	Aggregate Compensation from the Trust	Total Compensation from Columbia Funds Complex Paid to Independent Trustees(5)
Charles P. McQuaid	$0	$0	$0	$0	$0	$0
Ralph Wanger*	$4,485	$4,720	$808	$125	$10,138	$88,200

(*)

During the fiscal year ended December 31, 2009, Mr. Wanger deferred $4,485 of his compensation from Wanger USA, $4,720 of his compensation from Wanger International, $808 of his compensation from Wanger Select, $125 of his compensation from Wanger International Select and $88,200 of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2009 the value of Mr. Wanger’s account under the plan was $361,467.

The officers and Trustees affiliated with the Advisor serve without any compensation from the Trust. The Trust and Wanger Advisors Trust have adopted a deferred compensation plan for the Independent Trustees and Mr. Wanger. Under the plan, any Trustee who is not an “interested person” of the Trust or the Advisor (participating Trustees) and Mr. Wanger may defer receipt of all or a portion of their compensation as Trustees in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating Trustee is credited to a book reserve account as of the business day such compensation would have been paid to such Trustee. The value of a participant’s deferral account at any time is equal to the value that the account would have had if the contributions to the account had been invested in Class Z shares of one or more of the Funds, or in shares of the RiverSource Cash Management Funds (or, prior to May 1, 2010, Columbia Money Market Funds), as designated by the participant. If a participating Trustee retires, the Trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating Trustee dies, any amount payable under the Plan will be paid to that Trustee’s designated beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

Pursuant to the settlements discussed in the section entitled Management of the Fund — Certain Legal Matters in each Fund’s prospectuses, at least 75% of the Board must meet the independence standards set forth in the settlements (certain of those standards being more restrictive than those contained in the 1940 Act and rules thereunder and that generally prohibit affiliations with certain affiliates of the Advisor). Those independence standards are referred to as “super-independence” standards. The chairman of the Board must meet even more stringent independence standards. Certain other conditions in the settlements generally require that:

•

No action may be taken by the Board (or any committee thereof) unless such action is approved by a majority of the members of the Board or the committee who meet the super-independence standards. If any action proposed to be approved by a majority of the Independent Trustees is not approved by the full Board, the Trust is required to disclose the proposal and the vote in its shareholder report for that period;

•	Beginning in 2005 and not less than every fifth calendar year thereafter, the Trust must hold a meeting of shareholders to elect Trustees*; and

•

The Board must appoint either (a) a full-time senior officer who reports directly to the Board with respect to his or her responsibilities, including (i) monitoring compliance with federal and state securities, applicable state laws respecting potential or actual conflicts of interest and fiduciary duties, and applicable codes of ethics and compliance manuals, (ii) managing the process by which management fees to be charged to the Funds are negotiated and (iii) preparing, or directing the preparation of, a written evaluation of, among other things, management fees charged to the Funds and to institutional and other clients, profit margins of the Advisor and its affiliates from supplying services to the Funds and possible economies of scale or (b) an independent compliance consultant and an independent fee consultant with similar responsibilities.**

The Agreement and Declaration of Trust (the Declaration of Trust) provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Beneficial Equity Ownership

As of March 31, 2010, the Independent Trustees and the Officers of the Trust, as a group, beneficially owned less than 1% of the shares of each Fund. The table below shows, for each Independent Trustee, the

*	The Trust last held a meeting of shareholders on September 27, 2005 to elect Trustees.
**	At a meeting of the Board held on February 18, 2005, a majority of the Trustees at that time, other than interested persons of the Trust or the Advisor, found Promontory Financial Group LLC not unacceptable to serve as the independent compliance consultant (ICC) to the Distributor (f/k/a Columbia Funds Distributor, Inc.). At a meeting of the Board held on November 16, 2004, the Trustees at that time unanimously voted to appoint Robert P. Scales as the Senior Vice President of the Trust and to designate Mr. Scales as the individual responsible for performing the duties and responsibilities of the Senior Officer as set forth in the Assurance of Discontinuance dated February 9, 2005, as discussed in the section entitled Management of the Fund — Certain Legal Matters in each Fund’s prospectuses.

amount of Fund equity securities beneficially owned by the Independent Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, including notional amounts through the Plan, stated as one of the following ranges: A = $0; B = $1—$10,000; C = $10,001—$50,000; D = $50,001—$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Laura M. Born	A	D
Michelle L. Collins	A	A
Maureen M. Culhane	A	E
Margaret M. Eisen	A	C
Jerome Kahn, Jr.(2)	A	E
Steven N. Kaplan	A	E
David C. Kleinman	A	E
Allan B. Muchin	A	E
James A. Star	A	E
John A. Wing(3)	A	E

(1)

None of the Independent Trustees or officers of the Funds own any Fund shares because shares of the Funds are issued only in connection with investments in and payments under VA contracts and VLI policies issued through the separate accounts of Participating Insurance Companies.

(2)	Mr. Kahn served as a Trustee through December 2009.
(3)	Mr. Wing served as a Trustee through February 2010.

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in the Funds(*)	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Charles P. McQuaid	E	E
Ralph Wanger	E	E

(*)

As of December 31, 2009, Messrs. McQuaid and Wanger owned VA contracts which held shares of the Funds (which shares are also reported under the names of the issuing Participating Insurance Company). As of December 31, 2009, the aggregate dollar range of equity securities in the Columbia Wanger Funds attributable to the VA contracts of each of Messrs. McQuaid and Wanger was over $100,000. Including those shares, as of March 31, 2010, the Trustees and officers as a group beneficially owned less than 1% of the outstanding shares of Wanger USA, Wanger International and Wanger Select, and 6.40% of Wanger International Select.

The Officers

The following table provides basic information about the officers of the Trust, other than Mr.McQuaid, as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each officer is: c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, except for Mr. Clarke, whose address is Columbia Management Investment Advisers, LLC, One Financial Center, Boston, MA 02111 and Messrs. Plummer and Petersen whose address is Ameriprise Financial, Inc., 5228 Ameriprise Financial Center, Minneapolis, MN 55474.

Officer Biographical Information

Name and Age at March 31, 2010	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years
Ben Andrews, 44	Vice President	2004	Portfolio manager and analyst, Columbia WAM or its predecessors since 1998; Vice President, Columbia Acorn Trust, since 2004.

Michael G. Clarke, 40	Assistant Treasurer	2004

Vice President of the Funds’ sub-administrator since May 2010; Senior Vice President and Chief Financial Officer of certain Columbia Funds since January 2009; Managing Director of Fund Administration of the Funds’ previous sub-administrator or its predecessor from September 2004 until April 2010; Vice President Fund Administration of the Funds’ previous sub-administrator or its predecessor from June 2002 to September 2004; various executive officer positions with certain Columbia Funds from 2004.

P. Zachary Egan, 41	Vice President	2007	Director of International Research, Columbia WAM since December 2004; Vice President, Columbia Acorn Trust since 2003; portfolio manager and analyst, Columbia WAM or its predecessors since 1999.

John Kunka, 39	Assistant Treasurer	2006	Director of Accounting and Operations, Columbia WAM since May 2006; Manager of Mutual Fund Operations, Calamos Advisors, Inc. (investment advisor), September 2005-May 2006; prior thereto, Manager of Mutual Fund Administration, Van Kampen Investments.

Joseph C. LaPalm, 40	Vice President	2006	Chief Compliance Officer, Columbia WAM since 2005; prior thereto, compliance officer, William Blair & Company (investment firm).

Name and Age at March 31, 2010	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years
Bruce H. Lauer, 52	Vice President, Secretary and Treasurer	1995	Chief Operating Officer, Columbia WAM or its predecessors since April 2000; Vice President, Treasurer and Secretary, Columbia Acorn Trust and Wanger Advisors Trust since 1995; Director, Wanger Investment Company PLC; formerly, Director, Banc of America Capital Management (Ireland) Ltd.; and formerly, Director, Bank of America Global Liquidity Funds, PLC.

Louis J. Mendes III, 45	Vice President	2005	Portfolio manager and analyst, Columbia WAM or its predecessors since 2001; Vice President, Columbia Acorn Trust since 2003.

Robert A. Mohn, 48	Vice President	1997	Director of Domestic Research, Columbia WAM or its predecessors since March 2004; Vice President, Columbia Acorn Trust since 1997; portfolio manager and analyst, Columbia WAM or its predecessors since 1992.

Christopher J. Olson, 45	Vice President	2001	Portfolio manager and analyst, Columbia WAM or its predecessors since January 2001; Vice President, Columbia Acorn Trust since 2001.

Scott R. Plummer, 50	Assistant Secretary	2010

Vice President and Chief Counsel — Asset Management, Ameriprise Financial since 2005; Chief Counsel, RiverSource Distributors, Inc. and Chief Legal Officer and Assistant Secretary, CMIA since 2006; Chief Counsel, the Distributor since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Senior Vice President and Chief Legal Officer of certain Columbia Funds, since May 2010; Vice President — Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004.

Name and Age at March 31, 2010	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years

Christopher O. Petersen, 40	Assistant Secretary	2010

Vice President and Group Counsel of Ameriprise Financial, Inc. since January 2010; Group Counsel or Counsel from April 2004 until January 2010; Assistant Secretary of RiverSource Funds since January 2007; Assistant Secretary of certain Columbia Funds since May 2010.

Robert P. Scales, 57	Chief Compliance Officer, Chief Legal Officer, Senior Vice President and General Counsel	2004	Chief Compliance Officer, Chief Legal Officer, Senior Vice President and General Counsel, the Trust and Columbia Acorn Trust since 2004.

Linda Roth-Wiszowaty, 40	Assistant Secretary	2006	Business support analyst, Columbia WAM since April 2007; prior thereto, executive administrator, Columbia WAM or its predecessors, and executive assistant to the Chief Operating Officer, Columbia WAM or its predecessors.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Advisor places the orders for the purchase and sale of portfolio securities and options and futures contracts for the Funds, subject to the oversight of the Board. In doing so, it seeks to place buy and sell orders in a manner that is fair and reasonable to each Fund. The Advisor’s overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution, provided that the Advisor may occasionally pay higher commissions to obtain research products and services as described below. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include the Advisor’s knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the actual and expected activity in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; the Advisor’s knowledge of the financial stability of the broker or dealer selected and such other brokers and dealers; evaluation of competing markets, including exchanges, over-the-counter markets, electronic communications networks (ECNs) or other alternative trading facilities; the broker’s or dealer’s responsiveness to the Advisor; the Advisor’s knowledge of actual or apparent operation problems of any broker or dealer, and the value of any research products or services provided by the broker/dealer.

Recognizing the value of those factors, the Advisor may cause a Fund to pay a brokerage commission in excess of what another broker may have charged for effecting the same transaction. The Advisor has discretion for all trades of the Funds. Those guidelines are reviewed and periodically modified, and the general level of brokerage commissions paid is periodically reviewed by the Advisor. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by the Advisor’s trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made at least annually to the Board.

The Advisor maintains and periodically updates a list of approved brokers and dealers that, in the Advisor’s judgment, are generally capable of providing best price and execution and are financially stable. The Advisor’s traders are directed to use only brokers and dealers on the approved list. The Advisor may place trades for the Funds through a registered broker/dealer that is an affiliate of the Advisor pursuant to procedures adopted by the Board. Such trades, for which the affiliate would receive a commission, will only be effected consistent with the Advisor’s obligation to seek best execution for its clients, in accordance with the Funds’ procedures adopted pursuant to Investment Company Act Rule 17e-1 governing such transactions.

It is the Advisor’s practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security, with the same terms and conditions, for the accounts of several clients in order to seek a lower commission or more advantageous net price. All clients participating in the aggregated execution receive the same execution price and transaction costs are shared pro-rata, whenever possible.

Investment Research Products and Services Furnished by Brokers and Dealers

The Advisor engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services, together, “research products” from broker/dealer firms in return for directing trades for the Funds and other clients to those firms. In effect, the Advisor is using the commission dollars paid by its clients to pay for these research products. The money management industry uses the term “soft dollars” to refer to this industry practice. The Board reviews the Advisor’s soft dollar practices at least annually.

The Advisor has a duty to seek the best combination of net price and execution, provided that it may occasionally pay higher commissions to obtain research products and services as described below. The Advisor faces a potential conflict of interest with this duty when it uses client trades to obtain soft dollar products. This conflict exists because the Advisor is able to use the soft dollar products in managing its client accounts without paying cash (“hard dollars”) for the product, which reduces the Advisor’s cost of managing the accounts.

The practice of using soft dollars to obtain research products and services is explicitly sanctioned by a provision of the 1934 Act that creates a “safe harbor” for soft dollar transactions conducted in a specified manner. Moreover, under that provision, the Advisor is not required to use the soft dollar product in managing the accounts that generate the trade. Thus, a Fund that generates the brokerage commission used to acquire a soft dollar product will not necessarily benefit directly from that product. In effect, that Fund may be cross-subsidizing the Advisor’s management of the other Funds and other clients that do benefit directly from the product. Although it is inherently difficult if not impossible to document, the Advisor believes that over time each Fund benefits from soft dollar products such that cross subsidizations by each Fund and by other clients of the Advisor even out.

The Advisor attempts to reduce or eliminate this conflict by directing Fund trades for soft dollar products only if the Advisor concludes that the broker/dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors the Advisor considers in determining whether a particular broker is capable of providing the best net price and execution. The Advisor may cause a Fund to pay a brokerage commission in a soft dollar trade in excess of that which another broker/dealer might have charged for the same transaction.

The Advisor acquires two types of soft dollar research products: (i) proprietary research created by the broker/dealer firm executing the trade and (ii) other research created by third parties that are supplied to the Advisor through the broker/dealer firm executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker/dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. The Advisor’s research analysts periodically rate the quality of proprietary research produced by various broker/dealer firms. Based on these evaluations, the Advisor develops target levels of commission dollars on a firm-by-firm basis. The Advisor attempts to direct trades to each such firm to meet those targets.

The Advisor also uses soft dollars to acquire research created by third parties that are supplied to the Advisor through broker/dealers executing the trade (or other broker/dealers who “step in” to a transaction and receive a portion of the brokerage commission for the trade).

The targets that the Advisor establishes for various broker/dealers for both proprietary and for third party research typically reflect discussions that the Advisor has with the broker/dealer providing the research regarding the level of commissions it expects to receive for the research. However, those targets, which are established on a calendar year basis, are not binding commitments, and the Advisor does not agree to direct a minimum amount of commissions to any broker/dealer for soft dollar research. In setting those targets, the Advisor makes a determination that the value of the research is reasonably commensurate with the cost of acquiring it. The Advisor will receive the research whether or not commissions directed to the applicable broker/dealer are less than, equal to or in excess of the target. The Advisor generally will carry over target shortages and excesses to the next year’s target. The Advisor believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since the Advisor can meet the non-binding expectations of broker/dealers providing soft dollar research over flexible time periods. In the case of third party research, the third party is paid by the broker/dealer and not by the Advisor. The Advisor may enter into a contract allowing a third party vendor to use the research.

The Advisor also receives company-specific research for soft dollars from independent research organizations that are not brokers.

Consistent with industry practice and the safe harbor provided by the 1934 Act, the Advisor does not require that the Fund that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross-subsidization of soft dollar products among various clients of the Advisor, including the Funds.

In certain instances, the Advisor pays for research products with commissions on trades executed through ECNs. The Advisor may direct a portion of the commissions from these trades to an introducing broker through a Commission Sharing Agreement (CSA). Where the Advisor has executed a CSA with an introducing broker, the Advisor will place a trade with the ECN, and pay the negotiated commission to the ECN. The ECN will then credit a negotiated portion of the commission to the introducing broker as requested by the Advisor for the purpose of funding a pool to be used to pay for research products or services received by the Advisor from other third parties. In addition, the ECN will credit a further portion of the commission negotiated by the ECN and the introducing broker to the introducing broker for its services in administrating the CSA. The ECN makes periodic lumpsum payments to the introducing broker. CSAs are a permitted form of soft dollar transaction under the 1934 Act.

Neither the Trust nor any Fund nor the Advisor has entered into any agreement with, or made any commitment to, any unaffiliated broker/dealer which would bind the Advisor, the Trust or any Fund to compensate any such broker/dealer, directly or indirectly, for sales of VA contracts or VLI policies. The Advisor has entered into arrangements with sponsors of programs for the sale of VA contracts or VLI policies issued by Participating Insurance Companies that are not affiliates of the Advisor. The Advisor pays the sponsor from the Advisor’s fee for managing the Funds. The fee is an amount of the Funds’ assets allocable to the Fund shares held in separate accounts of such unaffiliated Participating Insurance Companies. The Advisor does not cause the Trust or any Fund to pay brokerage commissions higher than those obtainable from other broker/dealers in recognition of such sales of VA contracts or VLI policies.

In certain cases, the Advisor will direct a trade to one broker/dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker/dealer who provides the Advisor with a soft dollar research product or service. The broker/dealer executing the trade “steps out” of a portion of the commission in favor of the other broker/dealer providing the soft dollar product. The Advisor may engage in step out transactions in order to direct soft dollar commissions to a broker/dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing third party soft dollar research that is not available on a hard dollars basis. The Advisor does not engage in step out transactions as a manner of compensating broker/dealers that sell shares of investment companies managed by the Advisor.

The Trust’s purchases and sales of securities not traded on securities exchanges generally are placed by the Advisor with market makers for those securities on a net basis, without any brokerage commissions being paid by the Trust. Net trading does involve, however, transaction costs. Included in the price paid to an underwriter of portfolio securities is the spread between the price paid by the underwriter to the issuer and the price paid by the purchasers. Each Fund’s purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker/dealer on a net basis without any brokerage commission being paid by such Fund, but do reflect the spread between the bid and asked prices. The Advisor may also transact purchases of some portfolio securities directly with the issuers.

With respect to a Fund’s purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor’s attention, including investment research related to the security and provided to the Fund.

Brokerage Commissions

The following table describes the amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Wanger USA	$1,279,000	$975,000	$1,420,000
Wanger International	$1,604,000	$1,892,000	$2,343,000
Wanger Select	$301,000	$456,000	$368,000
Wanger International Select	$70,000	$168,000	$201,000

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended December  31, 2007, 2008 and 2009.

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal year ended December 31, 2009, the Funds directed brokerage transactions in the dollar amounts shown in the following table, which also shows the commissions paid to broker/dealers in connection with those transactions:

	Directed Transactions	Commissions
Wanger USA	$413,311,000	$626,000
Wanger International	$4,046,218,000	$1,201,000
Wanger Select	$77,877,000	$151,000
Wanger International Select	$161,366,000	$52,000

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of December 31, 2009, the Funds did not own securities of any “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any Participating Insurance Company, broker/dealer, bank, bank trust department, registered investment advisor, financial planner, Retirement Plan or other third party administrator and any of the Distributor and other Ameriprise Financial affiliates.

The Distributor and its affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and its affiliates are made pursuant to agreements between the Distributor and its affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales.

Administrative and Marketing Support Payments

From time to time, the Advisor or its affiliates may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for a Fund or that provide other services relating to a Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding a Fund; transmitting, on behalf of a Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding a Fund; and such other related services as a Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. Payment of such amounts by the Advisor will not increase the fees paid by a Fund or its shareholders.

The Distributor and its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.15% and 0.50% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Distributor and the Advisor may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain affiliates of Bank of America. Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

As of the date of this SAI, the Distributor, Columbia WAM or their affiliates had agreed to make payments relating to the Funds to the following financial intermediaries or their affiliates:

•	Aegon Financial Services Group, Inc.
•	American One United Life Insurance Co.
•	Ameriprise Financial Services, Inc.
•	ING Insurance Company of America

•	Kemper Investors Life Insurance Co.
•	Keyport Life Insurance Company
•	Merrill Lynch Life Insurance Company
•	ML Life Insurance Company of New York
•	Phoenix Home Life Mutual Insurance Company
•	RiverSource Life Insurance Company
•	RiverSource Life Insurance Co. of New York
•	Symetra Life Insurance Company
•	Sun Life Assurance Company of Canada
•	TIAA-CREF Life Insurance Company
•	Transamerica Financial Life Insurance Company

The Distributor, Columbia WAM and/or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer one class of shares. Subject to certain limited exceptions discussed in each Fund’s prospectus, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer or stop offering shares to the general public for investment.

The Trust’s Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. Each time a distribution is made, the net asset value per share is reduced by the amount of the distribution.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund according to the number of shares of the Fund held by shareholders on the record date.

Voting Rights and Shareholder Meetings

As described in About the Trust, the Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily adheres to certain governance measures contemplated by the SEC’s Order, designed to maintain the independence of the Board, including holding a meeting of shareholders to elect trustees at least every five years. The Trust last held a shareholder meeting to elect Trustees in 2006 and another meeting is scheduled for May 27, 2010.

Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act, or other applicable law or when the Board determines that the matter affects only the interests of one or more

Funds, such as, for example, a proposal to approve an amendment to that Fund’s Investment Advisory Agreement, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees.

Fund shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, fewer than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as fewer than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, or otherwise as specified in the Trust’s organizational documents. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, all shares have equal rights and shareholders are entitled to receive the assets attributable to the relevant class of shares that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Transferring Shares and Distributions and Taxes. The Trust may not suspend shareholders’ right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

The Funds are available to the owners of VA contracts and VLI policies issued by Participating Insurance Companies and to the participants in certain Retirement Plans. See Buying, Selling and Transferring Shares in the Funds’ prospectuses for details. The following information supplements the information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries, including Participating Insurance Companies, to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may honor redemption requests with in-kind distributions of readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is made in-kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board.

The Trust does not have any arrangements with shareholders or other individuals that would permit frequent purchases or redemptions of Fund shares.

In addition, to the methods of buying Fund shares described in the prospectuses, you may, subject to the approval of the Trust, purchase shares of a Fund with securities that are held in the Fund’s portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund [consistent with the Fund’s investment objectives and restrictions]) that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. Should the Trust approve your purchase of a Fund’s shares with securities, the Trust would follow its purchase-in-kind procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the NYSE after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate purchase price.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

Each Fund determines its net asset value (NAV) per share as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the NAV of a Fund should be determined on any such day, in which case the determination will be made at 4:00 p.m. Eastern time.

To calculate the NAV on a given day, a Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, a Fund values the security at the most recently quoted bid price. A Fund values each over-the-counter security as of the last sale price for that day. If a security is traded principally on NASDAQ, the SEC approved NASDAQ official closing price is applied. When the market price of a security is not readily available, including on days when a Fund determines that the sale or bid price of the security does not reflect that security’s market value, a Fund values the security at a fair value determined in good faith under procedures established by the Board.

A Fund values a security at a fair value when an event has occurred after the last available market price and before the close of the NYSE that is expected to materially affect the security’s price. In the case of foreign securities, this could include events occurring after the close of the foreign market where the securities are traded and before the close of the NYSE. When a security is valued at a fair value, the value may be higher or lower than the value used by another fund that uses market quotations to price the same securities. The Trust has retained a systematic independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which NAV is determined. The use of a systematic independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a “fair value,” that value may be different from the last quoted market price for that security. The Fund’s foreign securities may trade on days when the NYSE is closed. Participating Insurance Companies and retirement plans may not purchase or redeem shares, on days that the NYSE is closed for trading.

Participating Insurance Companies may charge transaction fees for their services in connection with accepting share purchase and redemption orders on behalf of the Funds. For purchase orders placed through a Participating Insurance Company, a shareholder will pay the Fund’s NAV next determined after the Participating Insurance Company receives such purchase order, plus any applicable transaction charge imposed by the Participating Insurance Company. For redemption orders placed through a Participating Insurance Company, a shareholder will receive redemption proceeds, which reflect the NAV next determined after the Participating Insurance Company receives the redemption order, less any redemption fees imposed by the Participating Insurance Company.

In some instances, a Participating Insurance Company will not charge any transaction fees directly to investors in a Fund. However, for certain shareholder servicing services provided by the Participating Insurance

Company with respect to Fund share accounts held on behalf of its customers, the Participating Insurance Company may charge a fee based on net assets that is paid by the Advisor out of its resources.

In addition, you may, subject to the approval of the Trust, purchase shares of a Fund with securities that are held in the Funds’ portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund, consistent with the Fund’s investment objectives and restrictions) that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. Should the Trust approve your purchase of a Fund’s shares with securities, the Trust would follow its purchase in-kind procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the NYSE after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate purchase price.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of the Funds and their shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

The following discussion is generally based on the assumption that the shares of each Fund will be respected as owned by participating insurance companies through their separate accounts. If this is not the case, the person(s) determined to own the Fund shares will not be eligible for tax deferral and, instead, will be taxed currently on Fund distributions and on the proceeds of any sale, exchange or redemption of Fund shares under applicable U.S. federal income tax rules that may not be discussed herein.

Because insurance company separate accounts (and potentially certain other permitted investors) will be the only shareholders of a Fund, only certain tax aspects of an investment in a Fund are described herein. The tax treatment of holders of variable annuity contracts and variable life insurance policies and insurance companies may vary depending on their particular situation.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Funds’ prospectuses address only some of the U.S. federal income tax considerations generally affecting investments in the Funds.

Prospective holders of variable annuity contracts and variable life insurance policies are urged to review the prospectuses and other information provided by their participating insurance companies and consult their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (very generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs) may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivatives transactions, including, but not limited to, options, futures contracts, forward contracts and swap agreements, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by the Fund will be subject to tax at regular corporate rates.

In determining its net capital gain, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 of a given year as if it had been incurred in the succeeding year. Treasury Regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If, for any taxable year, a Fund fails to qualify as a regulated investment company that is accorded special treatment under the Code, (i) it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and (ii) each insurance company separate account invested in the Fund would fail to satisfy the diversification requirements described below (under Taxation of a Separate Account of a Participating Insurance Company), with the result that the variable annuity contracts and variable life insurance policies supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of insurance companies funding variable contracts. Each Fund expects not to be subject to the excise tax pursuant to this provision.

Capital Loss Carryforwards

Subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund's use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forwards, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund or defer losses to the Fund. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a participating insurance company separate account supporting a variable contract may be taxed currently to the extent of its share of the Fund’s excess inclusion income.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a participating insurance company separate account supporting a variable contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding variable contracts.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs could be characterized as ordinary income under the Code’s recapture provisions.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund's total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return. Furthermore, amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, thereby reducing the amount available for distribution to shareholders.

Taxation of a Separate Account of a Participating Insurance Company

Under the Code, if the investments of a segregated asset account, such as the separate accounts of participating insurance companies, are “adequately diversified,” and certain other requirements are met, a holder of a variable annuity contract or variable life insurance policy supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the contract or policy.

In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the regulated investment company diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. Government agency and instrumentality is considered a separate issuer. However, U.S. Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company. In particular, (i) if the beneficial interests in the regulated investment company are held by one or more segregated asset accounts of one or more insurance companies, and (ii) if public access to such regulated investment company is available exclusively through the purchase of a variable annuity contract or variable life insurance policy or through certain retirement plans, then a segregated asset account’s beneficial interest in the regulated investment company is not treated as a single investment. Instead, a pro rata portion of each asset of the regulated investment company is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the regulated investment company are also held by certain other permitted investors, including certain pension or retirement plans, certain qualified tuition programs, or certain Puerto Rican segregated asset accounts.

As indicated above, the Trust intends that each Fund will continue to qualify as a regulated investment company under the Code. The Trust also intends to cause each Fund to continue to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Trust intends that each Fund will qualify for the “look-through rule” described above by limiting the investment in each Fund’s shares to insurance company separate accounts and other permitted investors. Accordingly, the Trust intends that each participating insurance company, through its separate accounts, will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the variable annuity contracts or variable life insurance policies underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.

Failure by a Fund to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule”, could cause the variable contracts to lose their favorable tax status and require a contract holder to include currently in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the insurance company issuing the contracts.

The IRS has indicated that a degree of investor control over the investment options underlying a variable annuity or life insurance contract may interfere with the tax-deferred treatment of such contracts. The Treasury Department has issued rulings addressing the circumstances in which a variable contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account , and is likely to issue additional rulings in the future. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Fund's investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a contract holder has an impermissible level of investor control over a separate account. Contract holders should consult with their insurance companies, their tax advisers, as well as the prospectus relating to their particular contract for more information concerning this investor control issue.

In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Fund as described above, including retroactively. In addition, there can be no assurance that a Fund will be able to continue to operate as currently described, or that the Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, such as an insurance company holding the separate accounts to which reference is made in this SAI, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as participating insurance companies that own shares in a Fund through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

For information concerning the U.S. federal income tax consequences to the holders of variable annuity contracts or variable life insurance policies, such holders should consult the prospectuses and other materials used in connection with the issuance of their particular contracts or policies and should consult their own tax advisers and financial planners.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VLI policies and VA contracts, or by Retirement Plans on behalf of the participants therein. At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the VLI policy and VA contract owners on behalf of whom such shares are held, and each Retirement Plan will vote the shares held of record by participants in the Retirement Plans only in accordance with the instructions received from the participants on behalf of whom such shares are held. All such shares as to which no instructions are received will be voted in the same proportion as shares as to which instructions are received. Accordingly, each Participating Insurance Company disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts, and each Retirement Plan disclaims beneficial ownership of the shares of the Funds held of record by its participants.

As of March 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund Shares
Wanger International	American Express – Managed Assets Trust: IDS Life Insurance Corp 222 AXP Financial Center Minneapolis, MN 55474-0002	34,553,503.8410	71.38%
Wanger International	American Express – Managed Assets Trust: American Enterprise Life Insurance Corp. 222 AXP Financial Center Minneapolis, MN 55474-0002	3,897,016.7350	8.05%
Wanger International	Phoenix Home Life Variable 31 Tech Valley Drive E. Greenbush, NY 12061-4134	3,370,955.4740	6.96%
Wanger International	Phoenix Home Life Accumulation Account 31 Tech Valley Drive E. Greenbush, NY 12061-4134	2,583,523.0230	5.34%
Wanger International Select	Phoenix Home Life Accumulation Account 31 Tech Valley Drive E. Greenbush, NY 12061-4134	851,926.9030	44.05%
Wanger International Select	Phoenix Home Life Variable 31 Tech Valley Drive E. Greenbush, NY 12061-4134	663,202.1240	34.29%
Wanger International Select	Sun Life Assurance Company of Canada (U.S.) c/o Sun Life Financial P.O. Box 9133 Wellesley Hills, MA 02481-9133	251,831.3020	13.02%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund Shares
Wanger Select	ING Life Insurance and Annuity Co. ING Fund Operations 151 Farmington Avenue Hartford, CT 06156-0001	9,521,898.1360	80.83%
Wanger Select	Phoenix Home Life Accumulation Account 31 Tech Valley Drive E. Greenbush, NY 12061-4134	765,796.7500	6.50%
Wanger Select	Phoenix Home Life Variable 31 Tech Valley Drive E. Greenbush, NY 12061-4134	624,436.4900	5.30%
Wanger USA	American Express – Managed Assets Trust: IDS Life Insurance Corp 222 AXP Financial Center Minneapolis, MN 55474-0002	31,027,281.9300	67.57%
Wanger USA	American Express – Managed Assets Trust: American Enterprise Life Insurance Corp 222 AXP Financial Center Minneapolis, MN 55474-0002	3,314,792.0980	7.22%
Wanger USA	Phoenix Home Life Accumulation Account 31 Tech Valley Drive E. Greenbush, NY 12061-4134	2,848,165.0300	6.20%
Wanger USA	ING Life Insurance & Annuity Co ING Fund Operations 151 Farmington Ave Hartford, CT 06156-0001	2,739,744.8520	5.97%

As of March 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Fund Balance	Percentage of Fund
Wanger USA	American Express – Managed Assets Trust: IDS Life Insurance Corp 222 AXP Financial Center Minneapolis, MN 55474-0002	1,027,281.9300	67.57%
Wanger International	American Express – Managed Assets Trust: IDS Life Insurance Corp 222 AXP Financial Center Minneapolis, MN 55474-0002	34,553,503.8410	71.38%

Fund	Shareholder Account Registration	Fund Balance	Percentage of Fund
Wanger Select	ING Life Insurance & Annuity Co ING Fund Operations 151 Farmington Ave Hartford, CT 06156-0001	9,521,898.1360	80.83%
Wanger International Select	Phoenix Home Life Accumulation Acct 31 Tech Valley Dr E Greenbush, NY 12061-4134	851,926.9030	44.05%
Wanger International Select	Phoenix Home Life Variable 31 Tech Valley Dr E Greenbush, NY 12061-4134	663,202.1240	34.29%

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds Family. Please refer to a Fund’s prospectus and this statement of additional information to determine whether the Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB — rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB — rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B — rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC — debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as ‘‘gilt edge’’. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

APPENDIX B — THE ADVISOR’S PROXY VOTING POLICY AND PROCEDURES MANUAL

Columbia Wanger Asset Management, L.P. (“CWAM”)

Policy and Procedures Manual

A.	ADMINISTRATION

VOTING CLIENT AND FUND PROXIES

Primary Responsibility	CWAM Stock Analyst/Portfolio Manager

Secondary Responsibility	CWAM Chief Investment Officer

Oversight Responsibility	CWAM Chief Operating Officer and Chief Compliance Officer

Issue Date	8/01/03; as amended by the Columbia Acorn Trust and Wanger Advisors Trust on 12/9/08 and on April 30, 2010

POLICY:

All proxies for client securities for which Columbia Wanger Asset Management, L.P. (“CWAM”) has been granted authority to vote shall be voted in a manner considered to be in the best interests of CWAM’s clients, including the Columbia Acorn Funds (“Acorn”) and Wanger Advisor Trust Funds (“WAT”) and their shareholders, without regard to any benefit to CWAM or its affiliates. Where CWAM retains voting authority, as for most client securities, CWAM shall examine each recommendation and vote against management’s recommendation, if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely the current or potential market value of the issuer’s securities. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In the event a client believes that its other interests require a different vote, CWAM shall vote as the client instructs. In limited cases where in CWAM is required to adhere to regulatory restrictions over ownership limits of certain securities, CWAM may delegate voting authority to an independent third party to vote in the shareholders best interest.

CWAM addresses potential material conflicts of interest by having each individual stock analyst review and vote each proxy for the stocks that he/she follows. For those proposals where the analyst is voting against management’s recommendation or where there is a variance from the guidelines contained herein, the CWAM Proxy Committee will determine the vote in the best interest of CWAM’s clients, without consideration of any benefit to CWAM, its affiliates or its other clients.

OVERVIEW:

CWAM’s policy is based upon its fiduciary obligation to act in its clients’ best interests and rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940, which impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.	ACCOUNT POLICIES

Except as otherwise directed by the client, CWAM or ISS, an independent third party delegated to vote in place of CWAM, shall vote as follows:

Separately Managed Accounts

CWAM or ISS shall vote proxies on securities held in its separately managed accounts where the client has given CWAM proxy voting authority. CWAM currently has authority to vote proxies for the Fairfax County Employees’ Retirement System and Fleet Boston Financial Pension Plan but does not have authority to vote proxies for the State of Oregon.

Columbia Acorn Trust/Wanger Advisors Trust

CWAM or ISS shall vote proxies for portfolio securities held in the Acorn and WAT funds.

CWAM Offshore Funds

CWAM or ISS shall vote proxies on securities held in the Wanger Investment Company PLC (Wanger US Smaller Companies and Wanger European Smaller Companies).

CWAM Subadvised Mutual Fund Accounts

The authority to vote proxies on securities held in the RiverSource International Aggressive Growth and RiverSource International Small Cap Funds is reserved to the client. CWAM or ISS has authority to vote proxies on securities held in the Optimum Small Cap Growth Fund.

II.	PROXY COMMITTEE

CWAM has established a Proxy Committee, which consists of the Chief Investment Officer, the Chief Operating Officer and the Director of Accounting and Operations of CWAM. For proxy voting purposes only, the Proxy Committee will also include the analyst who follows the portfolio security on which to be voted. The director of domestic research may serve as an alternate member for proxy voting purposes and to break a voting tie.

The functions of the Proxy Committee shall include, in part,

(a)	determine proxy votes as warranted under CWAM’s Proxy Voting Policy.

(b)	annual review of this Policy and Procedures Manual to ensure consistency with internal policies and legal and regulatory requirements,

(c)	annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

(d)	development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote on any proposal for which it has responsibility, the Proxy Committee shall act in accordance with the policy stated above.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee’s purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

The Proxy Committee shall furnish to the trustees of Columbia Acorn Trust and of Wanger Advisors Trust copies of any modifications of this Policy and Procedures Manual (including any modification of the Voting Guidelines or Voting Procedures).

III.	VOTING GUIDELINES

Except under limited circumstances (described in Section IV) where CWAM delegates voting power to ISS, the stock analyst who follows the stock reviews all proxies and ballot items for which CWAM has authority to vote. The analyst will consider the views of management on each proposal, and if these views are consistent with the CWAM Proxy Policy, will vote in favor of management. However, each analyst has the responsibility of independently analyzing each proposal and voting each proxy item on a case-by-case basis. CWAM votes, to the best of its ability, all proxies for which it receives ballots.

Following are some guidelines CWAM uses with respect to voting on specific matters:

Election of the Board of Directors

CWAM will generally support management’s recommendation for proposals for the election of directors or for an increase or decrease in the number of directors provided a majority of directors would be independent. When director elections are contested, the analyst’s recommendation and vote should be forwarded to the Proxy Committee for a full vote.

Approval of Independent Auditors

CWAM will generally support management in its annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit, non-tax, activities from the company and its affiliates. In those cases, the vote should be forwarded to the Proxy Committee for a full vote.

Compensation and Equity-Based Compensation Plans

CWAM is generally opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have inherently objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired or exercised options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the client.

Stock Purchase Plans

CWAM is generally in favor of employee stock purchase plans where employees are able to purchase stock at or near the market price. Except when excessive dilution is proposed analysts should vote in favor of these proposals without consulting the Proxy Committee.

Corporate Governance Issues

CWAM will generally support resolutions to improve shareholder democracy and reduce the likelihood of management entrenchment or conflict-of-interest. All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic premise. Analyst should vote in favor of proxy items under this premise without consulting the Proxy Committee. If an Analyst is uncertain or believes that a vote should be made contrary to this premise, then the recommendation should be brought to the Proxy Committee for a full vote.

Social and Corporate Responsibility Issues

CWAM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors. However, proposals regarding social issues initiated by shareholders asking the company to disclose or amend certain business practices will be analyzed by the appropriate CWAM stock analyst and evaluated on a case-by-case basis. If an analyst believes that a vote against management is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

“Blank Check” Proposals

Occasionally proxy statements ask that shareholders allow proxies to approve any other items in a “blank check” manner. Analysts should vote against such proposals without referring those to the Proxy Committee.

Majority Election Requirement for Directors

Occasionally proxy statements ask the shareholders to vote on whether to require a majority vote in the case of election of directors. Analysts should vote in favor of these proposals without consulting the Proxy Committee.

Abstention Votes

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries. Oftentimes, there may be language barriers, which will mean that an English translation of proxy information may not be available. Or, a translation must be obtained or commissioned before the relevant shareholder meeting. Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action. In situations like these and in others where CWAM believes that it is uncertain with regards to the information received or because the cost of voting a proxy could exceed the expected benefit, the CWAM analyst may elect to abstain from voting. If an analyst believes that an abstention vote is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

Special Issues Voting Foreign Proxies

To vote shares in some countries, shares must be “blocked” by the custodian or depository for a specified number of days before the shareholder meeting. Blocked shares typically may not be traded until the day after the shareholder meeting. CWAM may refrain from voting shares of foreign stocks subject to blocking restrictions where, in the judgment of the CWAM analyst, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. The decision to vote/not vote is made by the CWAM analyst and is generally made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

In cases where the CWAM analyst determines that CWAM should not vote a foreign proxy due to blocking markets, the CWAM librarian (or a substitute) should document the reasons for not voting the proxy.

IV.	VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

For Columbia Acorn Trust and Wanger Advisors Trust

•

CWAM shall use Institutional Shareholder Services (“ISS”), a third party vendor, to implement its proxy voting process. ISS shall provide record keeping services. ISS also will provide its internally generated proxy analysis, which can be used to help supplement the CWAM analyst’s research in the proxy voting process. In limited instances as described later in this section, CWAM may delegate voting power to ISS.

•

On a daily basis, the funds’ custodian shall send ISS a holding file detailing each domestic equity holding held in the funds. Information on equity holdings for the international portfolio shall be sent weekly.

•	ISS shall receive proxy material information from Proxy Edge or State Street Bank for the funds. This shall include issues to be voted upon, together with a breakdown of holdings for the funds.

•	Whenever a vote is solicited, ISS shall send CWAM a request to vote over a secure website. The CWAM librarian (or a substitute) will be responsible to check this website daily. The librarian will forward all materials to the appropriate CWAM analyst, who will review and complete the proxy ballot and return to the CWAM librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy. The Librarian will also periodically check to make sure analysts have filed the relevant documentation.

•

ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by the funds on which a vote is solicited unless otherwise directed by the analyst. On a yearly basis (or when requested), CWAM shall receive a report from ISS detailing CWAM’s voting for the previous period on behalf of the funds.

For All Other Accounts For Which CWAM Has Voting Authority

•	CWAM shall use the respective custodian for the account it advises to vote proxies. CWAM shall separately maintain voting records for these accounts.

•

The CWAM librarian will be responsible for obtaining all proxy materials from the custodian, forward these to the appropriate CWAM analyst who will review and complete the proxy ballot and return to the librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy. The Librarian will also periodically check to make sure analysts have filed the relevant documentation.

•

The CWAM librarian will be responsible for recording all voting records onto a spreadsheet, which will comprise the detail of how CWAM voted each proxy on behalf of the respective client. This spreadsheet shall comply with the appropriate record keeping requirements of the applicable rules and will be available to clients upon request.

Delegation of Proxy Voting to an Independent Third Party

From time to time, CWAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CWAM can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits Often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CWAM may delegate proxy voting in certain issuers to ISS, as a qualified, independent third party.

V.	ANNUAL REPORT

CWAM shall submit an annual report to the Board of Trustees of Columbia Acorn Trust and Wanger Adisors Trust addressing the following:

1.	A summary of the Funds’ voting history for the period;

2.	Votes cast contrary to this Policy;

3.	Votes cast in opposition to management recommendations;

4.	Votes cast in conformity with and in opposition to ISS recommendations;

5.	Votes that involved potential conflict of interests;

6.	Missed and withheld votes;

7.	An assessment of the quality of service provided by ISS, as well as the reasonableness of its fees;

8.	Significant matters considered by CWAM’s Proxy Committee; and

9.	Recommendations for changes to this Policy.

The annual report should be submitted as soon as practicable after the close of the proxy voting season which normally concludes in June.

APPENDIX C — INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in this case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial), entered into settlement agreements with the SEC and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings.

On November 7, 2008, the Advisor acquired J.&W. Seligman & Co., Inc. (“Seligman”). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as Columbia Management Investment Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the

C-1

foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

C-2

PART C – OTHER INFORMATION

Item 28.	Exhibits
a.	Agreement and Declaration of Trust. (2)

b.	By-Laws, dated December 20, 2004, as amended through December 17, 2009. (17)

c.1	Specimen Share Certificate - Wanger U.S. Small Cap. (1)

c.2	Specimen Share Certificate - Wanger International Small Cap. (1)

d.1	Amended and Restated Investment Advisory Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated August 1, 2007. (14)

d.2	Form of Interim Investment Advisory Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated May 1, 2010.

d.3	Administration Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated August 1, 2008. (16)

d.4	Form of Administrative Services Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated May 1, 2010.

e.1	Underwriting Agreement between Wanger Advisors Trust and Liberty Funds Distributor, Inc. dated November 1, 2001. (1)

e.2	Amendment No. 1 to the Underwriting Agreement between Wanger Advisors Trust and Columbia Management Distributions, Inc. (formerly Liberty Funds Distributor, Inc.) dated July 24, 2006. (13)

e.3	Form of Underwriting Agreement between Wanger Advisors Trust and Columbia Management Investment Distributors, Inc. (formerly, RiverSource Fund Distributors, Inc.) dated May 1, 2010.

f.	None.

g.	Amended and Restated Master Custodian Agreement between Wanger Advisors Trust and State Street Bank and Trust Company dated September 19, 2005. (12)

h.1	Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Liberty Funds Services, Inc. dated September 29, 2000. (6)

h.2	Amendment No. 1 to the Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Columbia Funds Services, Inc. dated February 1, 2004. (11)

h.3	Amendment No. 2 to the Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Columbia Management Services, Inc. dated July 24, 2006. (13)

h.4	Amendment No. 3 to the Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Columbia Management Services, Inc. dated March 6, 2007. (13)

h.5	Amendment No. 4 to the Shareholders’ Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Columbia Management Services, Inc. dated December 11, 2007. (17)

h.6	Form of Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Wanger Advisors Trust and Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) dated May 1, 2010.

h.7	Fee Waiver Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated April 30, 2010.

h.8	Form of Fee Waiver Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated April 30, 2010.

h.9	Participation Agreement among Wanger Advisors Trust, Phoenix Home Life Mutual Insurance Company, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated May 6, 2008. (17)

h.10	Participation Agreement among Wanger Advisors Trust, PHL Variable Insurance Company, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 4, 2008. (17)

h.11	Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated May 19, 1995. (2)

h.12	Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated December 16, 1996. (3)

h.13	Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly First Providian Life and Health Insurance Company) dated November 15, 1996, and Amendment No. 1 dated December 16, 1996. (3)

h.14	Participation Agreement between Wanger Advisors Trust and Keyport Benefit Life Insurance Company dated September 29, 2000. (6)

h.15	Participation Agreement between Wanger Advisors Trust and Keyport Life Insurance Company dated September 29, 2000. (6)

h.16	Participation Agreement among Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated May 1, 2002. (8)

h.17	Amendment No. 1 to the Participation Agreement among Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated December 1, 2002. (8)

h.18	Amendment No. 2 to the Participation Agreement among Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated December 1, 2003. (9)

h.19	Participation Agreement among Wanger Advisors Trust, Columbia Funds Distributor, Inc. and Transamerica Financial Life Insurance Company dated May 1, 2004. (9)

h.20	Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and ING Insurance Company of America dated May 1, 2004. (10)

h.21	Participation Agreement among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York restated April 1, 2007. (17)

h.22	Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and ING Insurance Company of America dated May 1, 2004. (17)

h.23	Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P., ING Life Insurance and Annuity Company and Reliastar Life Insurance Company dated May 1, 2004. (13)

h.24	Amendment No. 1 to the Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P., ING Life Insurance and Annuity Company and Realistar Life Insurance Company dated May 1, 2007. (17)

h.25	Participation Agreement among Merrill Lynch Life Insurance Company, Wanger Advisors Trust and Columbia Funds Distributor, Inc. dated March 4, 2005. (12)

h.26	Amendment No. 1 to Participation Agreement among Merrill Lynch Life Insurance Company, Wanger Advisors Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated April 27, 2007. (13)

h.27	Participation Agreement among ML Life Insurance Company of New York, Wanger Advisors Trust and Columbia Funds Distributor, Inc. dated March 4, 2005. (12)

h.28	Amendment No. 1 to Participation Agreement among ML Life Insurance Company of New York, Wanger Advisors Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated April 27, 2007. (13)

h.29	Participation Agreement among TIAA-CREF Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated March 1, 2006. (12)

h.30	Amended and Restated Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P., Columbia Management Distributors, Inc. and Symetra Life Insurance Company dated September 30, 2009. (17)

h.31	Participation Agreement among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 2, 2007. (13)

h.32	Participation Agreement among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 2, 2007. (13)

h.33	Participation Agreement among Kemper Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated September 18, 2008. (16)

i	Opinion letter and written consent of K&L Gates LLP relating to Wanger USA, Wanger International, Wanger Select and Wanger International Select dated April 23, 2010.

j.	Consent of PricewaterhouseCoopers LLP.

k.	None.

1.	Subscription Agreement. (2)

m.	None.

n.	None.

o.	None.

p.l	Code of Ethics of Columbia Wanger Asset Management, L.P. effective January 1, 2009. (16)

p.2	Code of Ethics for Non-Management Trustees as amended September 26, 2006. (13)

p.3	Code of Ethics of Columbia Management Distributors, Inc., the principal underwriter of the Funds effective January 1, 2006. (12)

(1).	Previously filed. Incorporated by reference to post-effective amendment no. 1 to Registrant’s registration statement on form N-1A, Securities Act registration no. 33-83548 (the “Registration Statement”) filed on August 25, 1995.
(2).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.
(3).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 3 to the Registration Statement filed on April 21, 1997.
(4).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 6 to the Registration Statement filed on April 29, 1998.
(5).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 7 to the Registration Statement filed on September 30, 1998.
(6).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 13 to the Registration Statement filed April 25, 2001.
(7).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 14 to the Registration Statement filed April 10, 2002.
(8).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 15 to the Registration Statement filed April 10, 2003.
(9).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 16 to the Registration Statement filed April 20, 2004.
(10).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 17 to the Registration Statement filed February 18, 2005.
(11).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 18 to the Registration Statement filed April 13, 2005.
(12).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 19 to the Registration Statement filed April 20, 2006.
(13).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 20 to the Registration Statement filed April 16, 2007.
(14).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 22 to the Registration Statement filed February 29, 2008.
(15).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 23 to the Registration Statement filed April 29, 2008.
(16).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 24 to the Registration Statement filed April 29, 2009.
(17).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 25 to the Registration Statement filed February 22, 2010.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectuses under the caption “Management of the Fund - Primary Service Providers - The Advisor” and in the statement of additional information under the caption “The Advisor and Investment Advisory Services” is incorporated by reference.

Item 30.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant (listed as exhibit a and incorporated in this filing by reference) provides in effect that the Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act of 1940, as amended, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant, its trustees and officers, its investment advisor and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment advisor, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.	Business and Other Connections of Investment Advisor

The information in the prospectuses under the caption “Management of the Fund - Primary Service Providers - The Advisor” is incorporated by reference. Neither Columbia Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 32.	Principal Underwriter

(a)	Columbia Management Distributors, Inc. (“CMD”), a subsidiary of Columbia Management Group, LLC, is the Registrant’s principal underwriter. CMD also acts in such capacity for each series of Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust I, Columbia Acorn Trust and Columbia Funds Series Trust II, other registered investment companies in the Columbia Fund Family.

(b)	The table below lists each director or officer of the principal underwriter named in the answer to Item 25.

Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Bednarz, Allen F.	Chief Financial Officer and Treasurer	None
Jones, Michael A.	Chief Executive Officer, President and Director	None
Ahmed, Yaqub	Managing Director	None
Brown, Beth Ann	Managing Director	None
Grant, Amanda H.	Managing Director	None
Kimball, Frank S.	Managing Director	None
Martin, Glen P.	Managing Director	None
Peters, Jeffrey F.	Managing Director	None
Sellers, Gregory S.	Managing Director	None
Sideropoulos, Lou	Managing Director	None
Walsh, Brian	Managing Director	None
Welsh, Stephen T.	Managing Director	None
Brantley, Thomas M.	Sr. V.P.-Tax	None
Davis, Walter Keith	Sr. V.P.-Tax	None
Avery, Scott	Sr. V.P.	None
Ballou, Richard J.	Sr. V.P.	None
Connaughty, Mary	Sr. V.P.	None
Desilets, Marian	Sr. V.P.	None
Feloney, Joseph	Sr. V.P.	None
Ferullo, Jeanne	Sr. V.P.	None
Gubala, Jeffrey	Sr. V.P.	None
Miller, Anthony	Sr. V.P.	None
Moberly, Ann R	Sr. V.P.	None
Najarian, Mark A.	Sr. V.P.	None
Wheeler, Eben	Sr. V.P.	None
Yates, Susan	Sr. V.P.	None
Aldi, Andrew	V.P.	None
Apigian, David C.	V.P.	None
Bartlett, Russell M.	V.P.	None
Beaulieu, Matthew C.	V.P.	None
Begos, Michael V.	V.P.	None
Boudreau, Jill M.	V.P.	None
Braz, Daniel J.	V.P.	None
Brown, Jason M.	V.P.	None
Buckley, Stephen A.	V.P.	None
Christos, Andrew	V.P.	None
Cislo, John A.	V.P.	None
Conley, Brook	V.P.	None
Davis, Kenneth J.	V.P.	None
Dence, Mark	V.P.	None
Diedrich, Kurt	V.P.	None
Dills, Jason D.	V.P.	None
Doyle, Matthew	V.P.	None
Dutcher, Scott M.	V.P.	None
Edelman, Alexander	V.P.	None
Falaguerra, Robert	V.P.	None
Ferguson, Sarah	V.P.	None
Fernandes, Steve S.	V.P.	None
Fertig, Peter H.	V.P.	None

Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Fisher, James F.	V.P.	None
Flick, William J.	V.P.	None
Ford, David C.	V.P.	None
Fradenburg, Jayson A.	V.P.	None
Galemba, Michelle	V.P.	None
Gannon, Timothy K.	V.P.	None
Gentile, Russell	V.P.	None
Giorlando, Charles	V.P.	None
Giovanniello, Paul	V.P.	None
Goldberg, Matthew	V.P.	None
Gowe, Christopher N.	V.P.	None
Greeley, Kristin J.	V.P.	None
Gross, Travis	V.P.	None
Guenard, Brian	V.P.	None
Guenard, Mark C.	V.P.	None
Hall, Jennifer A.	V.P.	None
Hall, Andrew (Drew)R.	V.P.	None
Harvey, Michael R.	V.P.	None
Hayes, Kimberly A.	V.P.	None
Hindia, Ami R.	V.P.	None
Hintlian, Douglas E.	V.P.	None
James, Laura	V.P.	None
Jung, Stuart	V.P.	None
Kamin, Eric	V.P.	None
Karnolt, Stephen M.	V.P.	None
Kerans, Sean C.S.	V.P.	None
Kirkman, Eric	V.P.	None
Kissane, James J.	V.P.	None
Lee, Stephen	V.P.	None
Lewis, Amanda	V.P.	None
Lewis, Douglas P.	V.P.	None
Magnusson, Peter K.	V.P.	None
Marcelonis, Sheila	V.P.	None
Martin, Brian	V.P.	None
McTernan, Sean	V.P.	None
Miller, Gregory M.	V.P.	None
Murphy, Kevin M.	V.P.	None
Nelson, Bryan E.	V.P.	None
Newberry, Kirtis	V.P.	None
Newman, Robert S.	V.P.	None
Newnham, Jason S.	V.P.	None
Nigrosh, Diane J.	V.P.	None
Owen, Stephanie	V.P.	None
Palmer, Darren	V.P.	None
Perosio, Charles P.	V.P.	None
Perry, John C.	V.P.	None
Reed, Christopher B.	V.P.	None
Robinson, Matthew M.	V.P.	None
Schortmann, Matthew	V.P.	None
Scott, Garland M.	V.P.	None
Scully-Power, Adam	V.P.	None
Seymour, Harry J.	V.P.	None
Shopp, Reagan	V.P.	None
Stanton, Scott M.	V.P.	None
Stark, Robert J.	V.P.	None
Swartwood, Alexander	V.P.	None
Tagliaferri, John	V.P.	None
Tiernan, Ryan	V.P.	None
Tobin, Richard S.	V.P.	None
Tucker, Floyd A.	V.P.	None
Turner, Jeffrey B.	V.P.	None

Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Ward, Scott W.	V.P.	None
Wess, Valerie	V.P.	None
White, Lynn	V.P.	None
Wilhelm, Donald C.	V.P.	None
Wyatt, Bradley M.	V.P.	None
Zundl, Derek A.	V.P.	None
Barnes, Maria S.	Assistant Secretary	None
McKinley, Katerine S.	Assistant Secretary	None
Smith, Connie B.	Assistant Secretary	None
Tai, Nina	Assistant Secretary	None
Barry, Peter J.	Assistant Treasurer	None
DeFao, Michael	Chief Legal Officer	None
Donovan, M. Patrick	Chief Compliance Officer	None
Pryor, Elizabeth A	Secretary	None
Johnston, Scott A.	Operational Risk Officer	None
Wasp, Kevin	Corporate Ombudsman	None
Chase, John	Director	None
Claude, Abram	Director	None
Dukatz, Gerald E.	Director	None
Holt, Caroline	Director	None
Kane, Joanne	Director	None
Moon, Leslie	Director	None
Rawdon, Gary	Director	None
Sanderson, Patricia	Director	None
Studer, Eric	Director	None
Wright, Andrew M.	Director	None

*	The principal business address for each officer of Columbia Management Distributors, Inc. is One Financial Center, Boston, MA 02111

Item 33.	Location of Accounts and Records

Bruce H. Lauer, Vice President, Secretary and Treasurer

Wanger Advisors Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Certain records, including records relating to the Registrant’s shareholders and the physical possession of its securities, may be maintained at the main office of Registrant’s transfer agent, Columbia Management Services, Inc., located at One Financial Center, Boston, MA 02111, or custodian, State Street Bank and Trust Company, One Lincoln Center, Boston, MA 02111.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on April 23, 2010.

WANGER ADVISORS TRUST

By:	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/s/ Laura M. Born	Trustee	)
Laura M. Born		)
)
/s/ Michelle L. Collins	Trustee	)
Michelle L. Collins		)
)
/s/ Maureen M. Culhane	Trustee	)
Maureen M. Culhane		)
)
/s/ Margaret M. Eisen	Trustee	)
Margaret M. Eisen		)
)
/s/ Steven N. Kaplan	Trustee	)
Steven N. Kaplan		)	April 23, 2010
)
/s/ David C. Kleinman	Trustee	)
David C. Kleinman		)
)
/s/ Allan B. Muchin	Trustee	)
Allan B. Muchin		)
)
/s/ James A. Star	Trustee and Chairman	)
James A. Star		)
)
/s/ Ralph Wanger	Trustee	)
Ralph Wanger		)
)
/s/ Charles P. McQuaid	Trustee and President (principal executive	)
Charles P. McQuaid	officer))
)
/s/ Bruce H. Lauer	Treasurer (principal financial and accounting	)
Bruce H. Lauer	officer))

Index of Exhibits Filed with this Amendment

Exhibit Number	Exhibit

d.2	Form of Interim Investment Advisory Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated May 1, 2010.

d.4	Form of Administrative Services Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated May 1, 2010.

e.3	Form of Underwriting Agreement between Wanger Advisors Trust and Columbia Management Investment Distributors, Inc. (formerly, RiverSource Fund Distributors, Inc.) dated May 1, 2010.

h.6	Form of Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Wanger Advisors Trust and Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) dated May 1, 2010.

h.7	Fee Waiver Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated April 30, 2010.

h.8	Form of Fee Waiver Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, L.P. dated April 30, 2010.

i.	Opinion letter and written consent of K&L Gates relating to Wanger USA, Wanger International, Wanger Select and Wanger International Select dated April 23, 2010.

j.	Consent of PricewaterhouseCoopers LLP.